As filed with the Securities and Exchange Commission on January 23, 2004
                       File Nos. 333-***** and 811-_______

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

                        Pre-Effective Amendment No. ____                     [ ]

                        Post-Effective Amendment No. ____                    [ ]

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               Amendment No. _____                           [X]

                        (Check appropriate box or boxes)


                         MERIT ADVISORS INVESTMENT TRUST
                         -------------------------------
               (Exact Name of Registrant as Specified in Charter)

      11032 Quail Creek Road, Suite 105, Oklahoma City, Oklahoma 73120-6208
      ---------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 (800) 773-3863
                                 --------------
              (Registrant's Telephone Number, including Area Code)

                               Julian G. Winters
     116 S. Franklin Street, P.O. Box 69, Rocky Mount, North Carolina 27802
     ----------------------------------------------------------------------
                     (Name and Address of Agent for Service)

                                  With copy to:
                                  -------------
                               Peter J. Shea, Esq.
                     Parker, Poe, Adams and Bernstein L.L.P.
                              Three Wachovia Center
                       401 South Tryon Street, Suite 3000
                               Charlotte, NC 28202


Approximate Date of Proposed Public Offering:

                                   As soon as practicable after the
                                   Effective Date of this Registration Statement
                                   ---------------------------------------------


The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further Amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), shall determine.

                                     PART A
                                     ======

                                    FORM N-1A

                                   PROSPECTUS

Cusip Number __________

Prospectus
                                                              February __, 2004
________________________________________________________________________________


                              MERIT HIGH YIELD FUND

                                 CLASS A SHARES

________________________________________________________________________________

This prospectus includes information about the Merit High Yield Fund ("Fund") that you should know before investing. This prospectus relates to the Class A Shares offered by the Fund. The Fund also offers an additional class of shares, Class M Shares, which are offered by another prospectus. You should read this prospectus carefully before you invest or send money, and keep it for future reference. For questions or for Shareholder Services, please call _______ (1-800-_______).






                               Investment Advisor
                               ------------------

                              MERIT ADVISORS, INC.
                        11032 Quail Creek Road, Suite 105
                       Oklahoma City, Oklahoma 73120-6208







________________________________________________________________________________

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
________________________________________________________________________________

TABLE OF CONTENTS
-----------------

                                                                            Page
                                                                            ----

THE FUND.......................................................................2
--------

     INVESTMENT OBJECTIVE......................................................2
     --------------------

     PRINCIPAL INVESTMENT STRATEGY.............................................2
     -----------------------------

     PRINCIPAL RISKS OF INVESTING IN THE FUND..................................3
     ----------------------------------------

     PERFORMANCE INFORMATION...................................................5
     -----------------------

     FEES AND EXPENSES OF THE FUND.............................................6
     -----------------------------

MANAGEMENT OF THE FUND.........................................................7
----------------------

     INVESTMENT ADVISOR........................................................7
     ------------------

     BOARD OF TRUSTEES.........................................................8
     -----------------

     ADMINISTRATOR.............................................................8
     -------------

     TRANSFER AGENT............................................................8
     --------------

     DISTRIBUTOR AND DISTRIBUTION OF SHARES....................................8
     --------------------------------------

INVESTING IN THE FUND..........................................................9
---------------------

     MINIMUM INVESTMENT........................................................9
     ------------------

     PURCHASE AND REDEMPTION PRICE.............................................9
     -----------------------------

     PURCHASING SHARES........................................................10
     -----------------

     REDEEMING  SHARES........................................................12
     -----------------

OTHER IMPORTANT INVESTMENT INFORMATION........................................15
--------------------------------------

     DIVIDENDS, DISTRIBUTIONS AND TAXES.......................................15
     ----------------------------------

     FINANCIAL HIGHLIGHTS.....................................................16
     --------------------

     ADDITIONAL INFORMATION...................................................16
     ----------------------

THE FUND
--------

     INVESTMENT OBJECTIVE
     --------------------

The Merit High Yield Fund's primary investment objective is to seek high current income and its secondary objective is to seek capital appreciation. The Fund's investment objective may be changed without shareholder approval.


     PRINCIPAL INVESTMENT STRATEGY
     -----------------------------

To achieve its objective, the Fund invests primarily in (i) below investment grade, high yield, fixed income securities, including high yield bonds (commonly referred to as "junk bonds"), corporate notes, credit default swaps ("CDSs"), convertible debt securities and preferred securities, and exchange-traded funds ("ETFs"), unit investment trusts ("UITs") and other investment companies, including closed-end investment companies ("CEICs") which invest primarily in high yield securities (hereinafter collectively referred to as "High Yield Instruments") and (ii) cash and cash equivalent positions ("Cash Positions"). The investment strategy of the Fund's investment advisor, Merit Advisors, Inc. ("Advisor"), is to establish a portfolio of High Yield Instruments and Cash Equivalents that replicates the performance of the high yield bond market while providing liquidity for short-term investments in the Fund.

In selecting the appropriate investment securities for the Fund, the Advisor analyses and evaluates, among other things, the:

     o    Issuer's current and anticipated financial condition and cash flow;
     o    Industry and market developments and trends;
     o    Economic and financial markets; and
     o    Liquidity of the securities.

The Advisor seeks to purchase securities of companies the Advisor believes have the financial ability to perform their debt obligations in a range of market conditions, including, without limitation, companies that the market perceives to have current financial problems or uncertainty, but which the Advisor believes will have the ability to timely make their debt payments. In addition, the Advisor seeks securities that the Advisor believes will actively trade in the secondary market enough to provide the Fund with reasonable liquidity. Accordingly, the Advisor will typically sell a security if the Advisor believes the issuer may not be able to timely make its debt payments or if the Advisor believes the security is not actively traded enough on the secondary market to provide the appropriate liquidity for the Fund. The Fund may invest in various types of High Yield Instruments, which may or may not include all the types of High Yield Instruments listed above.

Under normal market conditions, the Fund will invest at least 80% of its total assets in High Yield Instruments. The Fund's policy in the foregoing sentence may be changed by the Trust's Board of Trustees ("Trustees"), but no change is anticipated. If the Fund's policy in the foregoing sentence changes, the Fund will notify shareholders at least 60 days prior to implementation of the change and shareholders should consider whether the Fund remains an appropriate investment in light of the changes.

Credit Default Swaps and Credit Derivatives. The Fund may enter into CDSs, both directly ("unfunded swaps") and indirectly in the form of a CDS embedded within a structured note ("funded swaps"), to protect against the risk that a security will default. Unfunded and funded CDSs may be on a single security, or on a basket or portfolio of securities.

The Fund may, from time to time, invest in excess of 75% of its assets in funded CDSs by purchasing long positions in CDSs embedded in structured notes (also known as "selling credit protection"). The reference obligations of such CDSs will be predominantly portfolios of high yield debt securities and the reference entities will be the issuers of such securities. By making such investments, the Fund will gain exposure to a broad range of high yield issuers and instruments with a minimal capital commitment. The goal would be to increase liquidity in that market sector via the swap note and its associated increase in the number of trading instruments, the number and type of market participants and market capitalization. The Fund derives its primary return from the periodic coupon on the structured note and the return of principal at maturity. To the extent there is an active market for the structured notes, the Fund can also realize upon any capital appreciation by selling the structured notes prior to maturity. There is no guarantee that an active market will exist for any structured note in which the Fund invests. Upon the occurrence of a credit event (including bankruptcy, failure to timely pay interest or principal, or a restructuring) with respect to a CDS note, the Fund will generally reduce the principal balance of the related structured note by the par amount of the defaulted reference obligation in exchange for the actual value of the defaulted reference obligation. As a result, on an ongoing basis, interest on the structured note will accrue on a smaller principal balance and a smaller principal balance will be returned at maturity.

If the Fund takes a long position in a single security funded CDS, the Fund pays a fee to enter into the CDS and receives fixed payments during the life of the CDS. If there is a credit event with respect such CDS, the Fund will pay the par amount of the bonds and the swap counterparty will deliver the bonds.

The Fund may also take a short position in a CDS (also known as "buying credit protection"). In this instance, the CDS counterparty would pay the Fund a fee to enter into the CDS and receive fixed payments from the Fund during the life of the CDS. The Fund would take a short position in a CDS (the "unfunded swap") against a long portfolio bond position to decrease exposure to specific high yield issuers. If the short CDS is against a corporate issue, the Fund must own that corporate issue. If the Fund takes a short position in a CDS and if there is a credit event, the Fund will deliver the defaulted bond and the swap counterparty will pay the par amount of the bond. An associated risk is adverse pricing when purchasing bonds to satisfy the delivery obligation. If the unfunded swap is on a basket of securities, the notional amount of the swap is reduced by the par amount of the defaulted bond, and the fixed payments are then made on the reduced notional amount.

The Fund will invest no more than 25% of its total assets in "unfunded" CDSs.

The Fund will have no limit on its investments in "funded" CDS structured notes.

Cash Positions. The Advisor also intends to invest in Cash Positions, such as money market instruments, U.S. Government obligations, commercial paper, repurchase agreements and other types of cash or cash equivalent positions, to provide liquidity for active trading.

While the Fund's primary focus is the allocation of its assets among High Yield Instruments and Cash Positions, the Fund has the flexibility to invest in equity securities and other types of securities when the Advisor believes they offer more attractive opportunities. Accordingly, the Fund may hold positions in common stocks of domestic and foreign companies from time to time.

Temporary Defensive Positions. The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. In such circumstances, the Fund may hold up to 100% of its portfolio in Cash Positions. When the Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.

Additional Information About the Fund's Investment Objective and Strategy. An investment in the Fund should not be considered a complete investment program. An investor's needs will depend largely on his or her financial resources and individual investment goals and objectives. Investors who engage in long-term investing and/or other long term growth strategies and styles will not find the Fund to be an appropriate investment vehicle if they want to invest in the Fund for a long period of time. The Advisor expects the Fund to be used as a short-term investment vehicle by investors.


     PRINCIPAL RISKS OF INVESTING IN THE FUND
     ----------------------------------------

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

Active Investor Risk: The Fund expects a significant portion of the investments in the Fund to come from investors, professional money managers and hedge funds which will use the Fund as part of "market timing" or short-term investment strategies. These strategies often call for frequent trading of Fund shares to take advantage of anticipated changes in market conditions. Active trading will increase the rate of portfolio turnover. A high level of portfolio turnover may negatively impact performance by increasing transaction costs.

Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund's performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general equity market conditions.

Valuation Risks: During periods of reduced market liquidity or in the absence of readily available market quotations for the below investment grade securities in the Fund's portfolio, the ability of the Fund to value the Fund's securities becomes more difficult and the judgment of the Fund may play a greater role in the valuation of the Fund's securities due to reduced availability of reliable objective pricing data. Consequently, it may be difficult for the Fund to accurately assign a daily value to such below investment grade securities and in such situations the Fund's net asset value may not reflect the actual value of the Fund's portfolio.

Short Term Liquidity and Investment Risks: The markets for below investment grade securities held in the Fund's portfolio may be less liquid than the markets for higher-grade securities. Liquidity relates to the ability of a fund to sell a security in a timely manner at a price which reflects the value of the security. To the extent that there is not an established retail market for some of the below investment grade securities in which the Fund may invest, trading in such securities may be relatively inactive. Prices of below investment grade securities may decline rapidly in the event a significant number of holders of such securities decide to sell. Changes in expectations regarding an individual issuer of below investment grade securities generally could reduce market liquidity for such securities and make their sale by the Fund more difficult, at least in the absence of price concessions. The effects of adverse publicity and investor perceptions may be more pronounced for below investment grade securities for which no established retail market exists as compared to higher-grade securities for which such markets exist. An economic downturn or an increase in interest rates could severely disrupt the market for below investment grade securities and adversely affect the value of outstanding securities or the ability of issuers of such securities to repay principal and interest. Further, the Fund may have more difficulty selling such securities in a timely manner and at their stated value than would be the case for securities for which an established market does exist.

Management Style Risks: The share price of the Fund changes daily based on the performance of the securities in which it invests. The ability of the Fund to meet its investment objective is directly related to the Advisor's allocation of the Fund's assets. The Advisor's judgments about the attractiveness, value and potential income and appreciation of particular High Yield Instruments, Cash Positions or other investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Advisor's judgment will produce the desired results. In addition, the Fund may allocate its assets so as to under-emphasize or over-emphasize High Yield Instruments, Cash Positions or other investments under the wrong market conditions, in which case the Fund's value may be adversely affected.

Credit Risk: Credit risk is the risk that the issuer of a debt security will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. If the issuer fails to pay interest, the Fund's income will be reduced. If the issuer fails to repay principal, the value of that security and of the Fund's shares may be reduced. As discussed below, since the Fund invests primarily in non-investment grade securities, the Fund is subject to a higher level of credit risk than a fund that invests only in investment grade securities.

Non-Investment Grade Securities Risk: Fixed income securities are generally rated by a nationally recognized securities rating organization ("NRSRO"). Fixed income securities rated Baa by Moody's Investor Services, Inc. ("Moody's") or BBB by Standard & Poor's(R) Rating Services ("S&P's") or Fitch, Inc. ("Fitch") or higher are considered investment grade securities. Securities in the Fund will include securities below investment grade securities, including debt obligations rated lower than Baa by Moody's or lower than BBB by S&P's or Fitch or unrated securities that the Advisor believes are of comparable quality. These below investment grade securities are commonly known as "junk bonds" and are generally considered speculative by NRSROs and subject to significant risks of non-payment of interest and principal. Below investment grade securities are often not listed for trading on any national securities exchanges, and issuers of such securities may not choose to have a rating assigned to their obligations by a NRSRO. As a result, the Fund's portfolio may consist of a higher portion of unlisted or unrated securities as compared with an investment company that invests in primarily higher-grade securities. Unrated securities are usually not as attractive to as many buyers as are rated securities, another factor that may make unrated securities held by the Fund less marketable. These and other factors may have the effect of limiting the availability of the unlisted below-investment grade securities for purchase by the Fund and may also limit the ability of the Fund to sell such securities at their fair value either to meet redemption requests or in response to changes in the economy or financial markets. Below investment grade securities are generally more volatile then investment grade securities and may be more difficult to establish their fair value. Finally, non-investment grade securities may experience sudden and sharp price swings and generally are more sensitive to negative issuer developments, such as reduced revenues or increase expenditures, or adverse economic conditions, such as recession, a high profile issuer default, or a change in the market's psychology, than investment grade securities.

While the Adviser often utilizes the ratings of various credit rating services as one factor in making investment decisions, the Fund will rely on the Adviser's judgment, analysis, and experience in evaluating the creditworthiness of a below investment grade issuer, particularly where an unrated security is involved. Credit ratings of NRSROs evaluate only the safety of principal and interest payments, not the market risk of an investment in a particular security. Ratings are general and not absolute standards of quality, and credit ratings are subject to the risk that creditworthiness of the issuer may change and the rating agencies may fail to change such ratings in a timely fashion. The Fund will not necessarily sell an investment if its rating is downgraded by a NRSRO after the Fund buys it. The Adviser will continually monitor the issuers of securities in the Fund and may invest the Fund's assets in certain below investment grade securities without guidance from published ratings agencies. Because of the number of investment considerations involved in investing in below investment grade securities without available credit ratings, achievement of the Fund's investment objectives may be more dependent upon the credit analysis of the Adviser than is the case with higher investment grade securities. Additional information about the quality ratings of Moody's, S&P's, and Fitch can be found in the Fund's Statement of Additional Information ("SAI").

Income Risk: The Fund's current income will be derived primarily from the receipt of interest payments from fixed income securities. An economic downturn or an increase in interest rates may have a negative or adverse effect on an issuer's ability to timely make payments of principal and interest. If the issuer fails to make timely interest and/or principal payments, then the Fund's current income will be adversely affected and reduced.

Interest Rate Risk: The price of a fixed income security is dependent upon interest rates. Therefore, the share price and total return of the Fund, when investing a significant portion of its assets in fixed income securities, will vary in response to changes in interest rates. A rise in interest rates will cause the value of fixed income securities to decrease. The reverse is also true. Consequently, there is the possibility that the value of the Fund's investment in fixed income securities may fall because fixed income securities generally fall in value when interest rates rise. Changes in interest rates may have a significant effect on the Fund, particularly if the Fund is holding a significant portion of its assets in fixed income securities with long term maturities. The longer the term of a fixed income instrument, the more sensitive the value and price of the fixed income instrument will be to fluctuations in interest rates. The Fund will generally purchase fixed income securities with maturities greater than one year.

Maturity Risk: Maturity risk is another factor which can effect the value of the Fund's debt security holdings. In general, the longer the maturity of a fixed income instrument, the higher its yield and the greater its price sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

Risks related to Credit Default Swaps and Other Credit Derivatives: The economic return on CDSs depends upon the performance of the reference obligations and/or the reference entities. Exposure to the credit risk of such types of assets through the purchase of CDSs presents risks in addition to those resulting from direct purchases of such types of assets as the related reference obligations. The Fund will usually have a contractual relationship only with the counterparty offering the CDS, and not the reference obligor on the reference obligation. The Fund generally will have no right directly to enforce compliance by the reference obligor with the terms of the reference obligation, no rights of set-off against the reference obligor, or any voting or other rights of ownership with respect to the reference obligation. The Fund will not directly benefit from any collateral supporting such reference obligation and will not have the benefit of the remedies that would normally be available to a holder of such reference obligation. In addition, in the event of the insolvency of the counterparty, the Fund will be treated as a general creditor of such counterparty and will not have any claim with respect to the reference obligation. Consequently, the Fund will be subject to credit risk with respect to defaults by such counterparty as well as by the reference obligor. To the extent the CDS requires the Fund to settle physically, the Fund may be adversely affected by the purchase price of the related securities. The Fund's positions in CDSs are also subject to liquidity risk, market risk, structural risk, legal risk and interest rate risk. To the extent that the Fund's swap positions are leveraged, any Fund losses will be magnified. Other risks of CDSs include the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, and the need to fund the delivery obligation (either cash or the defaulted bonds, depending on whether the Fund is long or short the swap, respectively).

The Fund may also invest in certificates which represent an undivided interest in a pool of high yield debt securities ("Underlying Securities"). Such securities pay principal and interest to the extent the Underlying Securities pay principal and interest. The Fund may, subject to certain restrictions, optionally redeem its certificates for the related pro rata interest in the
Underlying Securities. Exposure to the credit risk of such types of assets through the purchase of such certificates presents risks in addition to those resulting from direct purchases of the Underlying Securities. Until the Fund redeems its certificates, the Fund will not have a direct contractual relationship with the issuers of the Underlying Securities and will not have a right directly to enforce compliance by such issuers with the terms of the Underlying Securities, a right of set-off against such issuers or any direct rights of ownership with respect to the Underlying Securities. The Fund's ability to exercise voting rights with respect to the Underlying Securities may also be limited until it redeems its certificates. The Fund's yield on such securities is dependent upon a number of factors, including, without limitation, the purchase price of such securities and the occurrence of any early or mandatory redemption with respect thereto. The Fund's investments in such certificates are also subject to prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk.

The Fund's ability to realize a profit from swap agreement transactions will depend upon the ability of the financial institution with which the Fund enters into the transaction to meet their obligations for the Fund. The Fund may not be able to close out its swap agreement position under certain circumstances at the same time, or at the same price, as it would if it had purchased comparable traded securities.

Risks related to Investment in Other Investment Companies: To the extent the Fund invests in ETFs, UITs, CEICs or other investment companies, your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs, UITs, CEICs or other investment company shares. By investing in the Fund, you will indirectly bear fees and expenses charged by the underlying ETFs, UITs, CEICs and investment companies in which the Fund invests in addition to the Fund's direct fees and expenses.

Under the Investment Company Act of 1940, as amended ("1940 Act"), the Fund may not acquire shares of an ETF, UIT, CEIC or other investment company if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the investment company's total outstanding voting stock ("3% Limitation"), securities issued by such investment company would have an aggregate value in excess of 5% of the Fund's assets, or securities issued by such investment company and securities held by the Fund issued by other another investment companies would have an aggregate value in excess of 10% of the

Fund's assets; provided, however, that the 3% Limitation will not apply if (i) the ETF or the Fund has received an order for exemptive relief from the 3% Limitation from the SEC that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order.
Accordingly, the above limitations may prevent the Fund from allocating its investments in the manner the Advisor considers optimal.

Risks related to CEIC, ETF or UIT Net Asset Value and Market Price: The market value of CEIC, ETF or UIT shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for CEIC, ETF or UIT shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities held by the CEIC, ETF or UIT. Accordingly, there may be times when a CEIC, ETF or UIT share trades at a premium or discount to its net asset value. Unlike ETF shares, which are traded on an exchange, the price and liquidity of CEIC shares is generally dependant on the presence of brokers making a market in the CEIC's shares. The loss of such a market maker could negatively impact the pricing and liquidity of such CEIC shares.

Risks related to Portfolio Turnover: Portfolio turnover is a ratio that indicates how often the securities in a mutual fund's portfolio change during a year's time. Higher numbers indicate a greater number of changes, and lower numbers indicate a smaller number of changes. The Fund may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities, changing market conditions or redemption requests. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund. High rates of portfolio turnover could lower performance of the Fund due to increased costs and may also result in the realization of capital gains. If the Fund realizes capital gains when it sells its portfolio investments, it must generally distribute those gains to shareholders, increasing their taxable distributions. Under normal circumstances, the anticipated annual portfolio turnover rate for the Fund is expected to be more than 100%.

Risks related to using derivative instruments: A derivative instrument is generally one whose value depends on (or is derived from) the value of the underlying assets, interest rate or index. Derivative instruments involve risks different from direct investments in the underlying securities, including imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid.

Non-diversified fund risk: The Fund is a non-diversified fund. In general, a non-diversified fund may invest a greater percentage of its assets in a particular issue and may own fewer securities than other mutual funds. Accordingly, a non-diversified fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.

     PERFORMANCE INFORMATION
     -----------------------

Because the Fund has no operating history, there is no performance information for the Fund to be presented here. However, you may request a copy of the Fund's Annual and Semi-annual Reports once they become available, at no charge, by calling the Fund at 1-800-________.


     FEES AND EXPENSES OF THE FUND
     -----------------------------

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

                       Shareholder Fees For Class A Shares
                    (fees paid directly from your investment)
                    -----------------------------------------

   Maximum Sales Charge (Load) Imposed On Purchases
        (as a percentage of offering price) .........................4.75%
   Redemption Fee ...................................................None

               Annual Fund Operating Expenses For Class A Shares*
                  (expenses that are deducted from Fund assets)
                  ---------------------------------------------

   Management Fees ..................................................0.85%
   Distribution and/or Service (12b-1) Fees .........................0.25%
   Other Expenses ...................................................1.00%
                                                                     -----
   Total Annual Fund Operating Expenses .............................2.10%
                                                                     =====

*Since the Fund is newly  organized, we based expenses in the chart on estimated expenses. The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses and payments, if any, under the Rule 12b-1
 Plan) to not more than ___% of the average daily net assets of the Fund for the fiscal year ending October 31, 2004. As a result, the Fund's "Total Annual Fund Operating Expenses" (excluding interest, taxes, brokerage fees and commissions and extraordinary expenses) will be limited to ___%, as indicated in the table. It is expected that the Expense Limitation Agreement will continue from year-to-year, provided such continuance is approved by the Board of Trustees of the Fund.

Example: This example shows you the expenses that you may pay over time by investing in shares of the Fund. Since all mutual funds use the same hypothetical conditions, this example should help you compare the costs of investing in the Fund versus other mutual funds. This example assumes the following conditions:

     (1)  You invest $10,000 in the Fund for the periods shown;
     (2)  You reinvest all dividends and distributions;
     (3)  You redeem all of your shares at the end of those periods;
     (4)  You earn a 5% total return; and
     (5)  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, the following table shows you what your costs may be under the conditions listed above.

             ---------------------- --------------- ---------------
                Period Invested         1 Year          3 Years
             ---------------------- --------------- ---------------
                   Your Costs            $____           $____
             ---------------------- --------------- ---------------

MANAGEMENT OF THE FUND
----------------------


     INVESTMENT ADVISOR
     ------------------

The Fund's investment advisor is Merit Advisors, Inc., 11032 Quail Creek Road, Suite 105, Oklahoma City, Oklahoma 73120-6208. The Advisor serves in that capacity pursuant to an investment advisory contract with the Merit Advisors Investment Trust ("Trust") on behalf of the Fund. Subject to the authority of the Trust's Board of Trustees ("Trustees"), the Advisor provides guidance and policy direction in connection with its daily management of the Fund's assets. The Advisor is also responsible for the selection of broker-dealers for executing portfolio transactions, subject to the brokerage policies established by the Trustees, and provides certain executive personnel to the Fund.

The Advisor, organized as an Oklahoma corporation, is controlled by James Paul Cunningham, Freda Marie Cunningham and Donald Lee Dillingham. The executives and members of the advisory staff of the Advisor have extensive experience in managing investments for clients including individuals, corporations, non-taxable entities, and other business and private accounts since the Advisor was founded in 1988. The Advisor currently has approximately $42 million in assets under management.

Advisor Compensation. As full compensation for the investment advisory services provided to the Fund, the Advisor receives monthly compensation based on the Fund's average daily net assets at the annual rate of 0.85%.

Expense Limitation Agreement. The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under the

Rule 12b-1 Plan) to not more than ___% of the average daily net assets of the Fund for the fiscal year ending October 31, 2004. It is expected that the contractual agreement will continue from year-to-year provided such continuance is approved by the Trustees. The Trust may terminate the Expense Limitation
Agreement at any time. The Advisor may also terminate the Expense Limitation Agreement at the end of the then-current term upon not less than 90-days' notice to the Trust as set forth in the Expense Limitation Agreement.


     INVESTMENT SUB-ADVISOR
     ----------------------

The Fund's Investment Sub-Advisor ("Sub-Advisor") is Avondale Investments, LLC, 211 North Robinson, Suite 200, Oklahoma City, Oklahoma 73102. The Sub-Advisor serves in that capacity pursuant to an investment sub-advisory contract with the Advisor and approved by the Trustees. The Sub-Advisor provides the Advisor with advice and recommendations as to possible investment decisions for the Fund and in the selection of broker-dealers for executing portfolio transactions, subject to the brokerage policies established by the Trustees.

The Sub-Advisor, organized as an Oklahoma limited liability company, is controlled by Mr. Dillingham. The Sub-Advisor, through its executive Mr. Dillingham, has experience in managing investments for clients including individuals, corporations, non-taxable entities, and other business and private accounts since the Sub-Advisor was founded in 2001. The Sub-Advisor currently has approximately $1 million in assets under management.

Sub-Advisor Compensation. The Sub-Advisor receives from the Advisor monthly compensation based on the Fund's average daily net assets the annual rate of 0.375% for its sub-advisory services to the Fund. The Fund doses not pay a direct fee to the Sub-Advisor.


     PORTFOLIO MANAGEMENT TEAM
     -------------------------


The Fund will be managed primarily by a portfolio management team consisting of Mr. Cunningham and Mr. Dillingham. Mr. Cunningham is a co-founder of the Advisor and has served as its President since 1986. Mr. Cunningham received a Bachelor of Science degree in Education from the University of Oklahoma ("OU") in 1951, a Masters in Education from OU in 1954 and a Masters in Business Administration from the University of Central Oklahoma in 1976. He has been in the securities business since 1957 and has been involved with managing high yield bond funds since 1985.

Mr. Dillingham has served as a Vice-President of the Advisor since 2003. Mr. Dillingham is also the founder of the Sub-Advisor and has been its President since 2001. In addition, he has been a Registered Representative with Capital West Securities, a securities firm since 2002. Prior to starting the

Sub-Advisor, Mr. Dillingham was employed by Bank One Corporation in its Investment Management Group as a Customer Service Manager/Institutional Investments (1999-2001) and Relationship Manager/Investments (1998-1999). Mr. Dillingham was also Director of Advisor Development at American Express Company from 1996 to 1998. Mr. Dillingham received a Bachelor of Business Administration in Accounting from OU in 1984 and a Masters of Business Administration form Oklahoma City University in 1987. He is also a Chartered Financial Analyst, Certified Public Accountant, and Certified Financial Planner. Mr. Dillingham has been in the securities business and has been involved with managing high yield bonds funds since 1984.


     BOARD OF TRUSTEES
     -----------------

The Fund is a series of the Trust, an open-end management investment company which was organized as a Delaware statutory trust on December 10, 2003. The Trustees supervise the operations of the Fund according to applicable state and federal law, and is responsible for the overall management of the Fund's business affairs.


     ADMINISTRATOR
     -------------

The Nottingham Company ("Administrator") assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates the services of each vendor of the Fund, and provides the Fund with other necessary administrative, fund accounting and compliance services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide services to the Fund.


     TRANSFER AGENT
     --------------

NC Shareholder Services, LLC ("NCSS") serves as the transfer agent and dividend-disbursing agent of the Fund. As indicated later in this Prospectus under the caption "Investing in the Fund," NCSS will handle your orders to purchase and redeem shares of the Fund, and will disburse dividends paid by the Fund.


     DISTRIBUTOR AND DISTRIBUTION OF SHARES
     --------------------------------------

Capital Investment Group, Inc. ("Distributor") is the principal underwriter and distributor of the Fund's shares and serves as the Fund's exclusive agent for the distribution of the Fund's shares. The Distributor may sell the Fund's shares to or through qualified securities dealers or other approved entities. The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 ("Distribution Plan") under the 1940 Act. Pursuant to the Distribution Plan, the Fund compensates the Distributor for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Fund's shares (this compensation is commonly referred to as "12b-1 fees").

The Distribution Plan provides that the Fund will pay the annual rate of up to 0.25% of the average daily net assets of the Fund for activities primarily intended to result in the sale of those shares. These activities include reimbursement to entities for providing distribution and shareholder servicing with respect to the Fund's shares. Because the 12b-1 fees are paid out of the Fund's assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales charges.

Other Expenses. In addition to the 12b-1 fees and the investment advisory fees, the Fund pays all expenses not assumed by the Fund's Advisor, including, without limitation: the fees and expenses of its independent accountants and of its legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian's fees; any proxy solicitors' fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees' liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.


INVESTING IN THE FUND
---------------------


     MINIMUM INVESTMENT
     ------------------

The Fund's shares are sold and redeemed at net asset value. Shares may be purchased by any account managed by the Advisor and any other institutional investor or any broker-dealer authorized to sell shares in the Fund. The minimum initial investment is $10,000 and the minimum additional investment is $100. The Fund may, at the Advisor's sole discretion, accept certain accounts with less than the minimum investment.


     PURCHASE AND REDEMPTION PRICE
     -----------------------------

Determining the Fund's Net Asset Value. The price at which you purchase or redeem shares is based on the next calculation of net asset value after an order is accepted in good form. An order is considered to be in good form if it includes a complete and accurate application and payment in full of the purchase amount. The Fund's net asset value per share is calculated by dividing the value of the Fund's total assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding shares of that Fund. The net asset value per share of the Fund is normally determined at the time regular trading closes on the New York Stock Exchange ("NYSE"), currently 4:00 p.m.

Eastern time, Monday through Friday, except when the NYSE closes earlier. The Fund does not calculate net asset value on business holidays when the NYSE is closed.

In determining the value of the Fund's total assets, portfolio securities are generally calculated at market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Other Matters. Purchases and redemptions of shares by the same shareholder on the same day will be netted for the Fund. All redemption requests will be processed and payment with respect thereto will normally be made within seven
(7) days after tenders. The Fund may suspend redemptions, if permitted by the 1940 Act, for any period during which the NYSE is closed or during which trading is restricted by the SEC or if the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Fund's shareholders. Additionally, during drastic economic and market changes, telephone redemption privileges may be difficult to implement. Also, if the Trustees determine that it would be detrimental to the best interest of the Fund's remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.


     PURCHASING SHARES
     -----------------

The Fund has authorized one or more brokers to accept purchase and redemption orders on its behalf and such brokers are authorized to designate intermediaries to accept orders on behalf of the Fund. In addition, orders will be deemed to have been received by the Fund when an authorized broker, or broker authorized designee, accepts the order. The orders will be priced at the next calculation of the Fund's net asset value after the authorized broker or broker-authorized designee receives the orders. Investors may also be charged a fee by a broker or agent if shares are purchased through a broker or agent.

Sales Charges. Class A Shares are sold subject to a maximum sales charge of 4.75%, so that the term "offering price" includes the front-end sales load. Shares are redeemed at net asset value. The Fund may, in the Adviser's sole discretion, accept certain accounts with less than the minimum investment. The Distributor receives this sales charge and may reallow it in the form of dealer discounts and brokerage commissions as follows:

--------------------------------------------------------------------------------
                              Sales       Sales
                            Charge As     Charge         Dealers Discounts and
                             % of Net  As % of Public    Brokerage Commissions
Amount of Transaction At     Amount      Offering       as % of Public Offering
  Public Offering Price     Invested       Price                 Price
--------------------------------------------------------------------------------
Less than $50,000.........   4.99%         4.75%                 4.25%
$50,000 to $99,999........   4.71%         4.50%                 4.00%
$100,000 to $249,999......   3.63%         3.50%                 3.00%
$250,000 to $499,999......   2.56%         2.50%                 2.25%
$500,000 to $999,999......   2.04%         2.00%                 1.75%
$1,000,000 or more........   0.50%         0.50%                 0.25%


Reduced Sales Charges

Rights of Accumulation. The sales charge applicable to a current purchase of Class A Shares of the Fund by a person listed above is determined by adding the purchase price of shares to be purchased to the aggregate value (at current offering price) of shares of the Fund previously purchased and then owned, provided the Distributor is notified by such person or his or her broker-dealer each time a purchase is made which would so qualify. For example, a person who is purchasing Fund shares with an aggregate value of $50,000 and who currently owns shares of the Fund with a value of $50,000 would pay a sales charge of 3.50% of the offering price on the new investment.

Letter of Intent. Sales charges may also be reduced through an agreement to purchase a specified quantity of shares over a designated thirteen-month period by completing the "Letter of Intent" section of the Fund Shares Application. Information about the "Letter of Intent" procedure, including its terms, is contained on the back of the Fund Shares Application.

Group Plans. Shares of the Funds may be sold at a reduced or eliminated sales charge to certain Group Plans under which a sponsoring organization makes recommendations to, permits group solicitation of, or otherwise facilitates purchases by, its employees, members or participants. Information about such arrangements is available from the Distributor.

See the SAI for additional information on reduced sales charges.

Waived Sales Charges

Under certain conditions, Class A Shares of the Fund may be purchased without a sales charge. These conditions may include purchases made through or by the following:

     o Employee benefit plans having more than 25 eligible employees or a minimum investment of $250,000;
     o Employees of dealers that are members of the National Association of Securities Dealers, Inc. (NASD), members of their immediate families, and their employee benefit plans;
     o Certain trust companies, bank trust departments, and investment advisers that invest on behalf of their clients and charge account management fees;
     o Participants in "no transaction fee" programs of discount brokerages that maintain an omnibus account with the Fund; or
     o Individuals purchasing shares with redemption proceeds (made within the previous 180 days) of another mutual fund where a sales charge has previously been charged (proof of the redemption date may be required).

The Adviser may also waive the sales charges for larger purchases or under certain conditions. Please contact the Adviser or the Distributor to determine eligibility for waived sales charges.

Regular Mail Orders. Payment for shares must be made by check or money order from a U.S. financial institution and payable in U.S. dollars. If checks are returned due to insufficient funds or other reasons, the purchase will be canceled. The proposed investor will also be responsible for any losses or expenses incurred by the Fund, Administrator, and Transfer Agent. The Fund will charge a $20 fee and may redeem shares of the Fund already owned by the purchaser or another identically registered account to recover any such losses. For regular mail orders, please complete a Fund Shares Application and mail it, along with your check made payable to the "Merit High Yield Fund", to:

             Merit High Yield Fund
             Class A Shares
             c/o NC Shareholder Services
             116 South Franklin Street
             Post Office Box 4365
             Rocky Mount, North Carolina  27803-0365

The application must contain, among other things, your Social Security Number ("SSN") or Taxpayer Identification Number ("TIN"). If you have applied for a SSN or TIN prior to completing your account application but you have not received your number, please indicate this on the application and include a copy of the form applying for a SNN or TIN. Taxes are not withheld from distributions to U.S. investors if certain IRS requirements regarding the SSN or TIN are met.

Bank Wire Purchases. Purchases may also be made through bank wire orders. To establish a new account or add to an existing account by wire, please call the

Fund at 1-800-_______, before wiring funds, to advise the Fund of the investment, dollar amount, and the account identification number. Additionally, please have your bank use the following wire instructions:

             Wachovia Bank, NA
             Charlotte, North Carolina
             ABA # 053000219
             For the: Merit High Yield Fund
             Acct. # ___________
             For further credit to (shareholder's name and SSN or TIN)

Additional Investments. You may also add to your account by mail or wire at any time by purchasing shares at the then current public offering price. The minimum additional investment is $100. Before adding funds by bank wire, please call the Fund at 1-800- ____ and follow the above directions for bank wire purchases. Mail orders should include, if possible, the "Invest by Mail" stub that is attached to your confirmation statement. Otherwise, please identify your account in a letter accompanying your purchase payment.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund will automatically charge the shareholder's checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Frequent Trading. The Fund is design to accommodate frequent trading, however, a pattern of excessive trading is considered by the Advisor to not be in the best interest of the shareholders of the Fund. The Fund considers more than 16 trades in the Fund in any 12 consecutive month time period to be excessive. Each purchase or redemption transaction is considered to be one trade. For example, if within a 12 month period an investor purchases Fund shares and later sells Fund shares, the investor would have made two trades (one in purchasing and one in selling). A pattern of excessive trading may, at the discretion of the Advisor, be limited by the Fund's refusal to accept further purchase orders from an investor. The above policy will normally not apply to omnibus accounts unless the Advisor believes underlining investors are excessive trading.

Stock Certificates. The Fund normally does not issue stock certificates. Evidence of ownership of shares is provided through entry in the Fund's share registry. Investors will receive periodic account statements (and, where applicable, purchase confirmations) that will show the number of shares owned.

Important Information about Procedures for Opening a New Account. Under the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA Patriot Act of 2001), the Fund is required to obtain, verify, and record information to enable the Fund to form a reasonable belief as to the identity of each customer who opens an account.

Consequently, when an investor opens an account, the Fund will ask for the investor's name, street address, date of birth (for an individual), social security or other tax identification number (or proof that the investor has filed for such a number), and other information that will allow the Fund to identify the investor. The Fund may also ask to see the investor's driver's license or other identifying documents. An investor's account application will not be considered "complete" and, therefore, an account will not be opened and the investor's money will not be invested until the Fund receives this required information. In addition, if after opening the investor's account the Fund is unable to verify the investor's identity after reasonable efforts, as determined by the Fund in its sole discretion, the Fund may (i) restrict redemptions and further investments until the investor's identity is verified; and (ii) close the investor's account without notice and return the investor's redemption proceeds to the investor. If the Fund closes an investor's account because the Fund was unable to verify the investor's identity, the Fund will value the account in accordance with the Fund's next net asset value calculated after the investor's account is closed. In that case, the investor's redemption proceeds may be worth more or less than the investor's original investment. The Fund will not be responsible for any losses incurred due to the Fund's inability to verify the identity of any investor opening an account.


     REDEEMING SHARES
     ----------------

Regular Mail Redemptions. Regular mail redemption requests should be addressed to:

             Merit High Yield Fund
             c/o NC Shareholder Services
             116 South Franklin Street
             Post Office Box 4365
             Rocky Mount, North Carolina 27803-0365

Regular mail redemption requests should include:

     (1) Your letter of instruction specifying the Fund's name, shareholder's name, account number and number of shares (or the dollar amount) to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;

     (2)  Any required signature guarantees (see "Signature  Guarantees" below);
          and

     (3) Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, pension or profit sharing plans, and other entities.

Your redemption proceeds normally will be sent to you within seven (7) days after receipt of your redemption request. However, the Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may cause the redemption to be delayed beyond the seven (7) days) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

Telephone and Bank Wire Redemptions. Unless you specifically decline the telephone transaction privileges on your account application, you may redeem shares of the Fund by telephone. You may also redeem shares by bank wire under certain limited conditions. The Fund will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing.

The Fund may rely upon confirmation of redemption requests transmitted via facsimile (Fax# 252-972-1908). The confirmation instructions must include:

     (1) The Fund's name;
     (2)  Shareholder(s) name and account number;
     (3)  Number of shares or dollar amount to be redeemed;
     (4)  Instructions   for   transmittal   of   redemption   proceeds  to  the
          shareholder; and
     (5) Shareholder(s) signature(s) as it/they appear(s) on the application then on file with the Fund.

Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above. You can choose to have redemption proceeds mailed to you at your address of record, your bank, or to any other authorized person, or you can have the proceeds sent by wire transfer to your bank ($5,000 minimum). Redemption proceeds cannot be wired on days in which your bank is not open for business. You can change your redemption instructions anytime you wish by filing a letter including your new redemption instructions with the Fund. See "Signature Guarantees" below.

The Fund, at its discretion, may choose to pass through to redeeming shareholders any charges imposed by the custodian for wire redemptions. The custodian currently charges the Fund $10.00 per transaction for wiring redemption proceeds. If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

You may redeem shares, subject to the procedures outlined above, by calling the Fund at 1-800-________. Redemption proceeds will only be sent to the bank account or person named in your Fund Shares Application currently on file with the Fund. Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Fund to be genuine. The Fund will employ reasonable procedures, such as requiring a form of government issued personal identification, to confirm that the instructions are genuine. The Fund will not be liable for any losses due to fraudulent or unauthorized instructions nor for following telephone instructions provided the Fund follows reasonable procedures to insure the instructions are genuine.

Systematic Withdrawal Plan. A shareholder who owns shares of the Fund valued at more than $10,000 at the current offering price may establish a Systematic Withdrawal Plan to receive a monthly or quarterly check in a stated amount (not less than $100). Each month or quarter, as specified, the Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Fund or paid in cash. Call or write the Fund for an application form.

Minimum Account Size. The Trustees reserve the right to redeem involuntarily any account having a net asset value of less than $10,000 (due to redemptions, exchanges, or transfers, and not due to market action) upon prior written notice. If the shareholder brings his account net asset value up to at least $10,000 during the notice period, the account will not be redeemed. Redemptions from retirement accounts may be subject to federal income tax.

Redemptions In Kind. The Fund reserves the right to make redemptions in kind (i.e., a payment in portfolio securities rather than cash). Generally, redemption in kind is used when, in the option of the Trustees, a large redemption request may cause harm to the Fund and its shareholders. In such a case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Fund's net asset value per share.

Signature Guarantees. To protect your account and the Fund from fraud, signature guarantees may be required to be sure that you are the person who has authorized a change in registration or standing instructions for your account. Signature guarantees are generally required for (1) change of registration requests; (2) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application; (3) all transactions where proceeds from redemptions, dividends, or distributions are sent to an address or financial institution differing from the address or financial institution of record; and (4) redemption requests in excess of $100,000. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

Miscellaneous. The Fund reserves the right to (i) refuse to accept any request to purchase shares of the Fund for any reason; and (ii) suspend its offering of shares at any time.

OTHER IMPORTANT INVESTMENT INFORMATION
--------------------------------------


     DIVIDENDS, DISTRIBUTIONS AND TAXES
     ----------------------------------

The following information is meant as a general summary for U.S. taxpayers. Additional information appears in the SAI. Shareholders should rely on their own tax advisers for advice about the particular federal, state, and local tax consequences to them of investing in the Fund.

The Fund will distribute most of its income and gains to its shareholders every year. Dividends paid by the Fund derived from net investment income, if any, will be paid quarterly and capital gain distributions, if any, will be made at least annually. Shareholders may elect to take dividends from net investment income or capital gain distributions, if any, in cash or reinvest them in additional Fund shares. Although the Fund will not be taxed on amounts it distributes, shareholders will generally be taxed, regardless of whether distributions are received in cash or are reinvested in additional Fund shares.

A particular distribution generally will be taxable as qualified dividend income, long-term capital gains or ordinary income. The 2003 Jobs and Growth Tax Relief Reconciliation Act reduced the federal tax rate on most dividends paid by U.S. corporations to individuals after December 31, 2002. These qualifying corporate dividends are taxable at long-term capital gain tax rates. Some, but not all, of the dividends paid by the Fund may be taxable at the reduced long-term capital gains tax rate for individual shareholders. If the Fund designates a dividend as qualified dividend income, it generally will be taxable at the long-term capital gains tax rate. If the Fund designates a dividend as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares. All taxable dividends paid by the Fund other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders. Taxable dividends paid by the Fund to corporate shareholders will be taxed at corporate tax rates. Corporate shareholders may be entitled to a dividends received deduction ("DRD") for a portion of the dividends paid and designated by the Fund as qualifying for the DRD. To the extent the Fund engages in increased portfolio turnover, short-term capital gains may be realized, and any distribution resulting from such gains will be considered ordinary income for federal tax purposes.

If the Fund declares a dividend in October, November, or December but pays it in January, it will be taxable to shareholders as if they received it in the year it was declared. Every year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

Distributions may be subject to state and local taxes, as well as federal taxes.

Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from the account.

A shareholder who sells or redeems shares will generally realize a capital gain or loss, which will be long-term or short-term, generally depending upon the shareholder's holding period for the Fund shares. An exchange of shares may be treated as a sale and any gain may be subject to tax.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the fourth lowest rate for taxpayers filing as unmarried individuals (presently 28% for 2004) for all distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld by the Fund may be credited against a shareholder's U.S. federal income tax liability.



     FINANCIAL HIGHLIGHTS
     --------------------

Because the Fund is a new fund, there is no financial or performance information included in this prospectus for the Fund. Once the information becomes available, you may request this information at no charge by calling the Fund at 1-800-______.


     ADDITIONAL INFORMATION
     ----------------------

Please see the back cover on how to contact the Fund and how to receive additional information regarding the Fund.

________________________________________________________________________________


                              MERIT HIGH YIELD FUND

                                 CLASS A SHARES

________________________________________________________________________________

Additional information about the Fund is available in the Fund's SAI, which is incorporated by reference into this prospectus. Additional information about the Fund's investments will also be available in the Fund's Annual and Semi-annual Reports to shareholders. The Fund's Annual Report will include a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

The SAI and the Annual and Semi-annual Reports will be available free of charge upon request (you may also request other information about the Fund or make shareholder inquiries) by contacting the Fund:

             By telephone:       1-800- ________

             By mail:            Merit High Yield Fund
                                 Class A Shares
                                 c/o NC Shareholder Services
                                 116 South Franklin Street
                                 Post Office Box 4365
                                 Rocky Mount, North Carolina  27803-0365

             By e-mail:          info@ncfunds.com

             On the Internet:    www.ncfunds.com

Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the public reference room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


                  Investment Company Act file number 811-_____

Cusip Number __________

Prospectus
                                                               February __, 2004

________________________________________________________________________________

                              MERIT HIGH YIELD FUND

                                 CLASS M SHARES
________________________________________________________________________________

This prospectus includes information about the Merit High Yield Fund ("Fund") that you should know before investing. This prospectus relates to the Class M Shares offered by the Fund. The Fund also offers an additional class of shares, Class A Shares, which are offered by another prospectus. You should read this prospectus carefully before you invest or send money, and keep it for future reference. For questions or for Shareholder Services, please call _______ (1-800-_______).






                               Investment Advisor
                               ------------------

                              MERIT ADVISORS, INC.
                        11032 Quail Creek Road, Suite 105
                       Oklahoma City, Oklahoma 73120-6208






________________________________________________________________________________

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
________________________________________________________________________________

TABLE OF CONTENTS
-----------------

                                                                            Page
                                                                            ----

THE FUND.......................................................................2
--------

     INVESTMENT OBJECTIVE......................................................2
     --------------------

     PRINCIPAL INVESTMENT STRATEGY.............................................2
     -----------------------------

     PRINCIPAL RISKS OF INVESTING IN THE FUND..................................3
     ----------------------------------------

     PERFORMANCE INFORMATION...................................................5
     -----------------------

     FEES AND EXPENSES OF THE FUND.............................................6
     -----------------------------

MANAGEMENT OF THE FUND.........................................................7
----------------------

     INVESTMENT ADVISOR........................................................7
     ------------------

     BOARD OF TRUSTEES.........................................................8
     -----------------

     ADMINISTRATOR.............................................................8
     -------------

     TRANSFER AGENT............................................................8
     --------------

     DISTRIBUTOR AND DISTRIBUTION OF SHARES....................................8
     -------------------------------------

INVESTING IN THE FUND..........................................................9
---------------------

     MINIMUM INVESTMENT........................................................9
     ------------------

     PURCHASE AND REDEMPTION PRICE.............................................9
     -----------------------------

     PURCHASING SHARES........................................................10
     -----------------

     REDEEMING  SHARES........................................................12
     -----------------

OTHER IMPORTANT INVESTMENT INFORMATION........................................15
--------------------------------------

     DIVIDENDS, DISTRIBUTIONS AND TAXES.......................................15
     ----------------------------------

     FINANCIAL HIGHLIGHTS.....................................................16
     --------------------

     ADDITIONAL INFORMATION...................................................16
     ----------------------

THE FUND
--------

     INVESTMENT OBJECTIVE
     --------------------

The Merit High Yield Fund's primary investment objective is to seek high current income and its secondary objective is to seek capital appreciation. The Fund's investment objective may be changed without shareholder approval.


     PRINCIPAL INVESTMENT STRATEGY
     -----------------------------

To achieve its objective, the Fund invests primarily in (i) below investment grade, high yield, fixed income securities, including high yield bonds (commonly referred to as "junk bonds"), corporate notes, credit default swaps ("CDSs"), convertible debt securities and preferred securities, and exchange-traded funds ("ETFs"), unit investment trusts ("UITs") and other investment companies, including closed-end investment companies ("CEICs") which invest primarily in high yield securities (hereinafter collectively referred to as "High Yield Instruments") and (ii) cash and cash equivalent positions ("Cash Positions"). The investment strategy of the Fund's investment advisor, Merit Advisors, Inc. ("Advisor"), is to establish a portfolio of High Yield Instruments and Cash Equivalents that replicates the performance of the high yield bond market while providing liquidity for short-term investments in the Fund.

In selecting the appropriate investment securities for the Fund, the Advisor analyses and evaluates, among other things, the:

     o    Issuer's current and anticipated financial condition and cash flow;
     o    Industry and market developments and trends;
     o    Economic and financial markets; and
     o    Liquidity of the securities.

The Advisor seeks to purchase securities of companies the Advisor believes have the financial ability to perform their debt obligations in a range of market conditions, including, without limitation, companies that the market perceives to have current financial problems or uncertainty, but which the Advisor believes will have the ability to timely make their debt payments. In addition, the Advisor seeks securities that the Advisor believes will actively trade in the secondary market enough to provide the Fund with reasonable liquidity. Accordingly, the Advisor will typically sell a security if the Advisor believes the issuer may not be able to timely make its debt payments or if the Advisor believes the security is not actively traded enough on the secondary market to provide the appropriate liquidity for the Fund. The Fund may invest in various types of High Yield Instruments, which may or may not include all the types of High Yield Instruments listed above.

Under normal market conditions, the Fund will invest at least 80% of its total assets in High Yield Instruments. The Fund's policy in the foregoing sentence may be changed by the Trust's Board of Trustees ("Trustees"), but no change is anticipated. If the Fund's policy in the foregoing sentence changes, the Fund will notify shareholders at least 60 days prior to implementation of the change and shareholders should consider whether the Fund remains an appropriate investment in light of the changes.

Credit Default Swaps and Credit Derivatives. The Fund may enter into CDSs, both directly ("unfunded swaps") and indirectly in the form of a CDS embedded within a structured note ("funded swaps"), to protect against the risk that a security will default. Unfunded and funded CDSs may be on a single security, or on a basket or portfolio of securities.

The Fund may, from time to time, invest in excess of 75% of its assets in funded CDSs by purchasing long positions in CDSs embedded in structured notes (also known as "selling credit protection"). The reference obligations of such CDSs will be predominantly portfolios of high yield debt securities and the reference entities will be the issuers of such securities. By making such investments, the Fund will gain exposure to a broad range of high yield issuers and instruments with a minimal capital commitment. The goal would be to increase liquidity in that market sector via the swap note and its associated increase in the number of trading instruments, the number and type of market participants and market capitalization. The Fund derives its primary return from the periodic coupon on the structured note and the return of principal at maturity. To the extent there is an active market for the structured notes, the Fund can also realize upon any capital appreciation by selling the structured notes prior to maturity. There is no guarantee that an active market will exist for any structured note in which the Fund invests. Upon the occurrence of a credit event (including bankruptcy, failure to timely pay interest or principal, or a restructuring) with respect to a CDS note, the Fund will generally reduce the principal balance of the related structured note by the par amount of the defaulted reference obligation in exchange for the actual value of the defaulted reference obligation. As a result, on an ongoing basis, interest on the structured note will accrue on a smaller principal balance and a smaller principal balance will be returned at maturity.

If the Fund takes a long position in a single security funded CDS, the Fund pays a fee to enter into the CDS and receives fixed payments during the life of the CDS. If there is a credit event with respect such CDS, the Fund will pay the par amount of the bonds and the swap counterparty will deliver the bonds.

The Fund may also take a short position in a CDS (also known as "buying credit protection"). In this instance, the CDS counterparty would pay the Fund a fee to enter into the CDS and receive fixed payments from the Fund during the life of the CDS. The Fund would take a short position in a CDS (the "unfunded swap") against a long portfolio bond position to decrease exposure to specific high yield issuers. If the short CDS is against a corporate issue, the Fund must own that corporate issue. If the Fund takes a short position in a CDS and if there is a credit event, the Fund will deliver the defaulted bond and the swap counterparty will pay the par amount of the bond. An associated risk is adverse pricing when purchasing bonds to satisfy the delivery obligation. If the unfunded swap is on a basket of securities, the notional amount of the swap is reduced by the par amount of the defaulted bond, and the fixed payments are then made on the reduced notional amount.

The Fund will invest no more than 25% of its total assets in "unfunded" CDSs.

The Fund will have no limit on its investments in "funded" CDS structured notes.

Cash Positions. The Advisor also intends to invest in Cash Positions, such as money market instruments, U.S. Government obligations, commercial paper, repurchase agreements and other types of cash or cash equivalent positions, to provide liquidity for active trading.

While the Fund's primary focus is the allocation of its assets among High Yield Instruments and Cash Positions, the Fund has the flexibility to invest in equity securities and other types of securities when the Advisor believes they offer more attractive opportunities. Accordingly, the Fund may hold positions in common stocks of domestic and foreign companies from time to time.

Temporary Defensive Positions. The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. In such circumstances, the Fund may hold up to 100% of its portfolio in Cash Positions. When the Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.

Additional Information About the Fund's Investment Objective and Strategy. An investment in the Fund should not be considered a complete investment program. An investor's needs will depend largely on his or her financial resources and individual investment goals and objectives. Investors who engage in long-term investing and/or other long term growth strategies and styles will not find the Fund to be an appropriate investment vehicle if they want to invest in the Fund for a long period of time. The Advisor expects the Fund to be used as a short-term investment vehicle by investors.


     PRINCIPAL RISKS OF INVESTING IN THE FUND
     ----------------------------------------

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

Active Investor Risk: The Fund expects a significant portion of the investments in the Fund to come from investors, professional money managers and hedge funds which will use the Fund as part of "market timing" or short-term investment strategies. These strategies often call for frequent trading of Fund shares to take advantage of anticipated changes in market conditions. Active trading will increase the rate of portfolio turnover. A high level of portfolio turnover may negatively impact performance by increasing transaction costs.

Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund's performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general equity market conditions.

Valuation Risks: During periods of reduced market liquidity or in the absence of readily available market quotations for the below investment grade securities in the Fund's portfolio, the ability of the Fund to value the Fund's securities becomes more difficult and the judgment of the Fund may play a greater role in the valuation of the Fund's securities due to reduced availability of reliable objective pricing data. Consequently, it may be difficult for the Fund to accurately assign a daily value to such below investment grade securities and in such situations the Fund's net asset value may not reflect the actual value of the Fund's portfolio.

Short Term Liquidity and Investment Risks: The markets for below investment grade securities held in the Fund's portfolio may be less liquid than the markets for higher-grade securities. Liquidity relates to the ability of a fund to sell a security in a timely manner at a price which reflects the value of the security. To the extent that there is not an established retail market for some of the below investment grade securities in which the Fund may invest, trading in such securities may be relatively inactive. Prices of below investment grade securities may decline rapidly in the event a significant number of holders of such securities decide to sell. Changes in expectations regarding an individual issuer of below investment grade securities generally could reduce market liquidity for such securities and make their sale by the Fund more difficult, at least in the absence of price concessions. The effects of adverse publicity and investor perceptions may be more pronounced for below investment grade securities for which no established retail market exists as compared to higher-grade securities for which such markets exist. An economic downturn or an increase in interest rates could severely disrupt the market for below investment grade securities and adversely affect the value of outstanding securities or the ability of issuers of such securities to repay principal and interest. Further, the Fund may have more difficulty selling such securities in a timely manner and at their stated value than would be the case for securities for which an established market does exist.

Management Style Risks: The share price of the Fund changes daily based on the performance of the securities in which it invests. The ability of the Fund to meet its investment objective is directly related to the Advisor's allocation of the Fund's assets. The Advisor's judgments about the attractiveness, value and potential income and appreciation of particular High Yield Instruments, Cash Positions or other investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Advisor's judgment will produce the desired results. In addition, the Fund may allocate its assets so as to under-emphasize or over-emphasize High Yield Instruments, Cash Positions or other investments under the wrong market conditions, in which case the Fund's value may be adversely affected.

Credit Risk: Credit risk is the risk that the issuer of a debt security will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. If the issuer fails to pay interest, the Fund's income will be reduced. If the issuer fails to repay principal, the value of that security and of the Fund's shares may be reduced. As discussed below, since the Fund invests primarily in non-investment grade securities, the Fund is subject to a higher level of credit risk than a fund that invests only in investment grade securities.

Non-Investment Grade Securities Risk: Fixed income securities are generally rated by a nationally recognized securities rating organization ("NRSRO"). Fixed income securities rated Baa by Moody's Investor Services, Inc. ("Moody's") or BBB by Standard & Poor's(R) Rating Services ("S&P's") or Fitch, Inc. ("Fitch") or higher are considered investment grade securities. Securities in the Fund will include securities below investment grade securities, including debt obligations rated lower than Baa by Moody's or lower than BBB by S&P's or Fitch or unrated securities that the Advisor believes are of comparable quality. These below investment grade securities are commonly known as "junk bonds" and are generally considered speculative by NRSROs and subject to significant risks of non-payment of interest and principal. Below investment grade securities are often not listed for trading on any national securities exchanges, and issuers of such securities may not choose to have a rating assigned to their obligations by a NRSRO. As a result, the Fund's portfolio may consist of a higher portion of unlisted or unrated securities as compared with an investment company that invests in primarily higher-grade securities. Unrated securities are usually not as attractive to as many buyers as are rated securities, another factor that may make unrated securities held by the Fund less marketable. These and other factors may have the effect of limiting the availability of the unlisted below-investment grade securities for purchase by the Fund and may also limit the ability of the Fund to sell such securities at their fair value either to meet redemption requests or in response to changes in the economy or financial markets. Below investment grade securities are generally more volatile then investment grade securities and may be more difficult to establish their fair value. Finally, non-investment grade securities may experience sudden and sharp price swings and generally are more sensitive to negative issuer developments, such as reduced revenues or increase expenditures, or adverse economic conditions, such as recession, a high profile issuer default, or a change in the market's psychology, than investment grade securities.

While the Adviser often utilizes the ratings of various credit rating services as one factor in making investment decisions, the Fund will rely on the Adviser's judgment, analysis, and experience in evaluating the creditworthiness of a below investment grade issuer, particularly where an unrated security is involved. Credit ratings of NRSROs evaluate only the safety of principal and interest payments, not the market risk of an investment in a particular security. Ratings are general and not absolute standards of quality, and credit ratings are subject to the risk that creditworthiness of the issuer may change and the rating agencies may fail to change such ratings in a timely fashion. The Fund will not necessarily sell an investment if its rating is downgraded by a NRSRO after the Fund buys it. The Adviser will continually monitor the issuers of securities in the Fund and may invest the Fund's assets in certain below investment grade securities without guidance from published ratings agencies. Because of the number of investment considerations involved in investing in below investment grade securities without available credit ratings, achievement of the Fund's investment objectives may be more dependent upon the credit analysis of the Adviser than is the case with higher investment grade securities. Additional information about the quality ratings of Moody's, S&P's, and Fitch can be found in the Fund's Statement of Additional Information ("SAI").

Income Risk: The Fund's current income will be derived primarily from the receipt of interest payments from fixed income securities. An economic downturn or an increase in interest rates may have a negative or adverse effect on an issuer's ability to timely make payments of principal and interest. If the issuer fails to make timely interest and/or principal payments, then the Fund's current income will be adversely affected and reduced.

Interest Rate Risk: The price of a fixed income security is dependent upon interest rates. Therefore, the share price and total return of the Fund, when investing a significant portion of its assets in fixed income securities, will vary in response to changes in interest rates. A rise in interest rates will cause the value of fixed income securities to decrease. The reverse is also true. Consequently, there is the possibility that the value of the Fund's investment in fixed income securities may fall because fixed income securities generally fall in value when interest rates rise. Changes in interest rates may have a significant effect on the Fund, particularly if the Fund is holding a significant portion of its assets in fixed income securities with long-term maturities. The longer the term of a fixed income instrument, the more sensitive the value and price of the fixed income instrument will be to fluctuations in interest rates. The Fund will generally purchase fixed income securities with maturities greater than one year.

Maturity Risk: Maturity risk is another factor which can effect the value of the Fund's debt security holdings. In general, the longer the maturity of a fixed income instrument, the higher its yield and the greater its price sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

Risks Related to Credit Default Swaps and Other Credit Derivatives: The economic return on CDSs depends upon the performance of the reference obligations and/or the reference entities. Exposure to the credit risk of such types of assets through the purchase of CDSs presents risks in addition to those resulting from direct purchases of such types of assets as the related reference obligations. The Fund will usually have a contractual relationship only with the counterparty offering the CDS, and not the reference obligor on the reference obligation. The Fund generally will have no right directly to enforce compliance by the reference obligor with the terms of the reference obligation, no rights of set-off against the reference obligor, or any voting or other rights of ownership with respect to the reference obligation. The Fund will not directly benefit from any collateral supporting such reference obligation and will not have the benefit of the remedies that would normally be available to a holder of such reference obligation. In addition, in the event of the insolvency of the counterparty, the Fund will be treated as a general creditor of such counterparty and will not have any claim with respect to the reference obligation. Consequently, the Fund will be subject to credit risk with respect to defaults by such counterparty as well as by the reference obligor. To the extent the CDS requires the Fund to settle physically, the Fund may be adversely affected by the purchase price of the related securities. The Fund's positions in CDSs are also subject to liquidity risk, market risk, structural risk, legal risk and interest rate risk. To the extent that the Fund's swap positions are leveraged, any Fund losses will be magnified. Other risks of CDSs include the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, and the need to fund the delivery obligation (either cash or the defaulted bonds, depending on whether the Fund is long or short the swap, respectively).

The Fund may also invest in certificates which represent an undivided interest in a pool of high yield debt securities ("Underlying Securities"). Such securities pay principal and interest to the extent the Underlying Securities pay principal and interest. The Fund may, subject to certain restrictions, optionally redeem its certificates for the related pro rata interest in the
Underlying Securities. Exposure to the credit risk of such types of assets through the purchase of such certificates presents risks in addition to those resulting from direct purchases of the Underlying Securities. Until the Fund redeems its certificates, the Fund will not have a direct contractual relationship with the issuers of the Underlying Securities and will not have a right directly to enforce compliance by such issuers with the terms of the Underlying Securities, a right of set-off against such issuers or any direct rights of ownership with respect to the Underlying Securities. The Fund's ability to exercise voting rights with respect to the Underlying Securities may also be limited until it redeems its certificates. The Fund's yield on such securities is dependent upon a number of factors, including, without limitation, the purchase price of such securities and the occurrence of any early or mandatory redemption with respect thereto. The Fund's investments in such certificates are also subject to prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk.

The Fund's ability to realize a profit from swap agreement transactions will depend upon the ability of the financial institution with which the Fund enters into the transaction to meet their obligations for the Fund. The Fund may not be able to close out its swap agreement position under certain circumstances at the same time, or at the same price, as it would if it had purchased comparable traded securities.

Risks related to Investment in Other Investment Companies: To the extent the Fund invests in ETFs, UITs, CEICs or other investment companies, your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs, UITs, CEICs or other investment company shares. By investing in the Fund, you will indirectly bear fees and expenses charged by the underlying ETFs, UITs, CEICs and investment companies in which the Fund invests in addition to the Fund's direct fees and expenses.

Under the Investment Company Act of 1940, as amended ("1940 Act"), the Fund may not acquire shares of an ETF, UIT, CEIC or other investment company if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the investment company's total outstanding voting stock ("3% Limitation"), securities issued by such investment company would have an aggregate value in excess of 5% of the Fund's assets, or securities issued by such investment company and securities held by the Fund issued by other another investment companies would have an aggregate value in excess of 10% of the Fund's assets; provided, however, that the 3% Limitation will not apply if (i) the ETF or the Fund has received an order for exemptive relief from the 3% Limitation from the SEC that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order.
Accordingly, the above limitations may prevent the Fund from allocating its investments in the manner the Advisor considers optimal.

Risks related to CEIC, ETF or UIT Net Asset Value and Market Price: The market value of CEIC, ETF or UIT shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for CEIC, ETF or UIT shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities held by the CEIC, ETF or UIT. Accordingly, there may be times when a CEIC, ETF or UIT share trades at a premium or discount to its net asset value. Unlike ETF shares, which are traded on an exchange, the price and liquidity of CEIC shares is generally dependant on the presence of brokers making a market in the CEIC's shares. The loss of such a market maker could negatively impact the pricing and liquidity of such CEIC shares.

Risks related to Portfolio Turnover: Portfolio turnover is a ratio that indicates how often the securities in a mutual fund's portfolio change during a year's time. Higher numbers indicate a greater number of changes, and lower numbers indicate a smaller number of changes. The Fund may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities, changing market conditions or redemption requests. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund. High rates of portfolio turnover could lower performance of the Fund due to increased costs and may also result in the realization of capital gains. If the Fund realizes capital gains when it sells its portfolio investments, it must generally distribute those gains to shareholders, increasing their taxable distributions. Under normal circumstances, the anticipated annual portfolio turnover rate for the Fund is expected to be more than 100%.

Risks related to using derivative instruments: A derivative instrument is generally one whose value depends on (or is derived from) the value of the underlying assets, interest rate or index. Derivative instruments involve risks different from direct investments in the underlying securities, including imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid.

Non-diversified fund risk: The Fund is a non-diversified fund. In general, a non-diversified fund may invest a greater percentage of its assets in a particular issue and may own fewer securities than other mutual funds. Accordingly, a non-diversified fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.

     PERFORMANCE INFORMATION
     -----------------------

Because the Fund has no operating history, there is no performance information for the Fund to be presented here. However, you may request a copy of the Fund's Annual and Semi-annual Reports once they become available, at no charge, by calling the Fund at 1-800-________.


     FEES AND EXPENSES OF THE FUND
     -----------------------------

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

                       Shareholder Fees For Class M Shares
                    (fees paid directly from your investment)
                    -----------------------------------------

    Maximum Sales Charge (Load) Imposed On Purchases
         (as a percentage of offering price) ..........................None
    Redemption Fee ....................................................None

               Annual Fund Operating Expenses For Class M Shares*
                  (expenses that are deducted from Fund assets)
                  ---------------------------------------------

    Management Fees ................................................. 0.85%
    Distribution and/or Service (12b-1) Fees ........................ 1.00%
    Other Expenses .................................................. 1.00%
                                                                      -----
    Total Annual Fund Operating Expenses .............................2.85%
                                                                      =====

*Since the Fund is newly organized, we based expenses in the chart on estimated expenses. The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses and payments, if any, under the Rule 12b-1
 Plan) to not more than ___% of the average daily net assets of the Fund for the fiscal year ending October 31, 2004. As a result, the Fund's "Total Annual Fund Operating Expenses" (excluding interest, taxes, brokerage fees and commissions and extraordinary expenses) will be limited to ___%, as indicated in the table. It is expected that the Expense Limitation Agreement will continue from year-to-year, provided such continuance is approved by the Board of Trustees of the Fund.

Example: This example shows you the expenses that you may pay over time by investing in shares of the Fund. Since all mutual funds use the same hypothetical conditions, this example should help you compare the costs of investing in the Fund versus other mutual funds. This example assumes the following conditions:

     (1)  You invest $10,000 in the Fund for the periods shown;
     (2)  You reinvest all dividends and distributions;
     (3)  You redeem all of your shares at the end of those periods;
     (4)  You earn a 5% total return; and
     (5)  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, the following table shows you what your costs may be under the conditions listed above.

             ---------------------- --------------- ---------------
                Period Invested         1 Year          3 Years
             ---------------------- --------------- ---------------
                   Your Costs            $____           $____
             ---------------------- --------------- ---------------


MANAGEMENT OF THE FUND
----------------------


     INVESTMENT ADVISOR
     ------------------

The Fund's investment advisor is Merit Advisors, Inc., 11032 Quail Creek Road, Suite 105, Oklahoma City, Oklahoma 73120-6208. The Advisor serves in that capacity pursuant to an investment advisory contract with the Merit Advisors Investment Trust ("Trust") on behalf of the Fund. Subject to the authority of the Trust's Board of Trustees ("Trustees"), the Advisor provides guidance and policy direction in connection with its daily management of the Fund's assets. The Advisor is also responsible for the selection of broker-dealers for executing portfolio transactions, subject to the brokerage policies established by the Trustees, and provides certain executive personnel to the Fund.

The Advisor, organized as an Oklahoma corporation, is controlled by James Paul Cunningham, Freda Marie Cunningham and Donald Lee Dillingham. The executives and members of the advisory staff of the Advisor have extensive experience in managing investments for clients including individuals, corporations, non-taxable entities, and other business and private accounts since the Advisor was founded in 1988. The Advisor currently has approximately $42 million in assets under management.

Advisor Compensation. As full compensation for the investment advisory services provided to the Fund, the Advisor receives monthly compensation based on the Fund's average daily net assets at the annual rate of 0.85%.

Expense Limitation Agreement. The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under the Rule 12b-1 Plan) to not more than ___% of the average daily net assets of the Fund for the fiscal year ending October 31, 2004. It is expected that the contractual agreement will continue from year-to-year provided such continuance is approved by the Trustees. The Trust may terminate the Expense Limitation
Agreement at any time. The Advisor may also terminate the Expense Limitation Agreement at the end of the then-current term upon not less than 90-days' notice to the Trust as set forth in the Expense Limitation Agreement.


     INVESTMENT SUB-ADVISOR
     ----------------------

The Fund's Investment Sub-Advisor ("Sub-Advisor") is Avondale Investments, LLC, 211 North Robinson, Suite 200, Oklahoma City, Oklahoma 73102. The Sub-Advisor serves in that capacity pursuant to an investment sub-advisory contract with the Advisor and approved by the Trustees. The Sub-Advisor provides the Advisor with advice and recommendations as to possible investment decisions for the Fund and in the selection of broker-dealers for executing portfolio transactions, subject to the brokerage policies established by the Trustees.

The Sub-Advisor, organized as an Oklahoma limited liability company, is controlled by Mr. Dillingham. The Sub-Advisor, through its executive Mr. Dillingham, has experience in managing investments for clients including individuals, corporations, non-taxable entities, and other business and private accounts since the Sub-Advisor was founded in 2001. The Sub-Advisor currently has approximately $1 million in assets under management.

Sub-Advisor Compensation. The Sub-Advisor receives from the Advisor monthly compensation based on the Fund's average daily net assets the annual rate of 0.375% for its sub-advisory services to the Fund. The Fund doses not pay a direct fee to the Sub-Advisor.


     PORTFOLIO MANAGEMENT TEAM
     -------------------------


The Fund will be managed primarily by a portfolio management team consisting of Mr. Cunningham and Mr. Dillingham. Mr. Cunningham is a co-founder of the Advisor and has served as its President since 1986. Mr. Cunningham received a Bachelor of Science degree in Education from the University of Oklahoma ("OU") in 1951, a Masters in Education from OU in 1954 and a Masters in Business Administration from the University of Central Oklahoma in 1976. He has been in the securities business since 1957 and has been involved with managing high yield bond funds since 1985.

Mr. Dillingham has served as a Vice-President of the Advisor since 2003. Mr. Dillingham is also the founder of the Sub-Advisor and has been its President since 2001. In addition, he has been a Registered Representative with Capital West Securities, a securities firm since 2002. Prior to starting the

Sub-Advisor, Mr. Dillingham was employed by Bank One Corporation in its Investment Management Group as a Customer Service Manager/Institutional Investments (1999-2001) and Relationship Manager/Investments (1998-1999). Mr. Dillingham was also Director of Advisor Development at American Express Company from 1996 to 1998. Mr. Dillingham received a Bachelor of Business Administration in Accounting from OU in 1984 and a Masters of Business Administration form Oklahoma City University in 1987. He is also a Chartered Financial Analyst, Certified Public Accountant, and Certified Financial Planner. Mr. Dillingham has been in the securities business and has been involved with managing high yield bonds funds since 1984.


     BOARD OF TRUSTEES
     -----------------

The Fund is a series of the Trust, an open-end management investment company which was organized as a Delaware statutory trust on December 10, 2003. The Trustees supervise the operations of the Fund according to applicable state and federal law, and is responsible for the overall management of the Fund's business affairs.


     ADMINISTRATOR
     -------------

The Nottingham Company ("Administrator") assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates the services of each vendor of the Fund, and provides the Fund with other necessary administrative, fund accounting and compliance services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide services to the Fund.


     TRANSFER AGENT
     --------------

NC Shareholder Services, LLC ("NCSS") serves as the transfer agent and dividend-disbursing agent of the Fund. As indicated later in this Prospectus under the caption "Investing in the Fund," NCSS will handle your orders to purchase and redeem shares of the Fund, and will disburse dividends paid by the Fund.


     DISTRIBUTOR AND DISTRIBUTION OF SHARES
     --------------------------------------

Capital Investment Group, Inc. ("Distributor") is the principal underwriter and distributor of the Fund's shares and serves as the Fund's exclusive agent for the distribution of the Fund's shares. The Distributor may sell the Fund's shares to or through qualified securities dealers or other approved entities. The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 ("Distribution Plan") under the 1940 Act. Pursuant to the Distribution Plan, the Fund compensates the Distributor for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Fund's shares (this compensation is commonly referred to as "12b-1 fees").

The Distribution Plan provides that the Fund will pay the annual rate of up to 1.00% of the average daily net assets of the Fund for activities primarily intended to result in the sale of those shares. These activities include reimbursement to entities for providing distribution and shareholder servicing with respect to the Fund's shares. Because the 12b-1 fees are paid out of the Fund's assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales charges.

Other Expenses. In addition to the 12b-1 fees and the investment advisory fees, the Fund pays all expenses not assumed by the Fund's Advisor, including, without limitation: the fees and expenses of its independent accountants and of its legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian's fees; any proxy solicitors' fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees' liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.


INVESTING IN THE FUND
---------------------


     MINIMUM INVESTMENT
     ------------------

The Fund's shares are sold and redeemed at net asset value. Shares may be purchased by any account managed by the Advisor and any other institutional investor or any broker-dealer authorized to sell shares in the Fund. The minimum initial investment is $10,000 and the minimum additional investment is $100. The Fund may, at the Advisor's sole discretion, accept certain accounts with less than the minimum investment.


     PURCHASE AND REDEMPTION PRICE
     -----------------------------

Determining the Fund's Net Asset Value. The price at which you purchase or redeem shares is based on the next calculation of net asset value after an order is accepted in good form. An order is considered to be in good form if it includes a complete and accurate application and payment in full of the purchase amount. The Fund's net asset value per share is calculated by dividing the value of the Fund's total assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding shares of that Fund. The net asset value per share of the Fund is normally determined at the time regular trading closes on the New York Stock Exchange ("NYSE"), currently 4:00 p.m. Eastern time, Monday through Friday, except when the NYSE closes earlier. The

Fund does not calculate net asset value on business holidays when the NYSE is closed.

In determining the value of the Fund's total assets, portfolio securities are generally calculated at market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Other Matters. Purchases and redemptions of shares by the same shareholder on the same day will be netted for the Fund. All redemption requests will be processed and payment with respect thereto will normally be made within seven
(7) days after tenders. The Fund may suspend redemptions, if permitted by the 1940 Act, for any period during which the NYSE is closed or during which trading is restricted by the SEC or if the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Fund's shareholders. Additionally, during drastic economic and market changes, telephone redemption privileges may be difficult to implement. Also, if the Trustees determine that it would be detrimental to the best interest of the Fund's remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.


     PURCHASING SHARES
     -----------------

The Fund has authorized one or more brokers to accept purchase and redemption orders on its behalf and such brokers are authorized to designate intermediaries to accept orders on behalf of the Fund. In addition, orders will be deemed to have been received by the Fund when an authorized broker, or broker authorized designee, accepts the order. The orders will be priced at the next calculation of the Fund's net asset value after the authorized broker or broker-authorized designee receives the orders. Investors may also be charged a fee by a broker or agent if shares are purchased through a broker or agent.

Regular Mail Orders. Payment for shares must be made by check or money order from a U.S. financial institution and payable in U.S. dollars. If checks are returned due to insufficient funds or other reasons, the purchase will be canceled. The proposed investor will also be responsible for any losses or expenses incurred by the Fund, Administrator, and Transfer Agent. The Fund will charge a $20 fee and may redeem shares of the Fund already owned by the purchaser or another identically registered account to recover any such losses. For regular mail orders, please complete a Fund Shares Application and mail it, along with your check made payable to the "Merit High Yield Fund", to:

             Merit High Yield Fund
             Class M Shares
             c/o NC Shareholder Services
             116 South Franklin Street
             Post Office Box 4365
             Rocky Mount, North Carolina  27803-0365

The application must contain, among other things, your Social Security Number ("SSN") or Taxpayer Identification Number ("TIN"). If you have applied for a SSN or TIN prior to completing your account application but you have not received your number, please indicate this on the application and include a copy of the form applying for a SNN or TIN. Taxes are not withheld from distributions to U.S. investors if certain IRS requirements regarding the SSN or TIN are met.

Bank Wire Purchases. Purchases may also be made through bank wire orders. To establish a new account or add to an existing account by wire, please call the Fund at 1-800-_______, before wiring funds, to advise the Fund of the investment, dollar amount, and the account identification number. Additionally, please have your bank use the following wire instructions:

             Wachovia Bank, NA
             Charlotte, North Carolina
             ABA # 053000219
             For the: Merit High Yield Fund
             Acct. # ___________
             For further credit to (shareholder's name and SSN or TIN)

Additional Investments. You may also add to your account by mail or wire at any time by purchasing shares at the then current public offering price. The minimum additional investment is $100. Before adding funds by bank wire, please call the Fund at 1-800- ____ and follow the above directions for bank wire purchases. Mail orders should include, if possible, the "Invest by Mail" stub that is attached to your confirmation statement. Otherwise, please identify your account in a letter accompanying your purchase payment.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund will automatically charge the shareholder's checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Frequent Trading. The Fund is design to accommodate frequent trading, however, a pattern of excessive trading is considered by the Advisor to not be in the best interest of the shareholders of the Fund. The Fund considers more than 16 trades in the Fund in any 12 consecutive month time period to be excessive. Each purchase or redemption transaction is considered to be one trade. For example, if within a 12 month period an investor purchases Fund shares and later sells Fund shares, the investor would have made two trades (one in purchasing and one in selling). A pattern of excessive trading may, at the discretion of the Advisor, be limited by the Fund's refusal to accept further purchase orders from an investor. The above policy will normally not apply to omnibus accounts unless the Advisor believes underlining investors are excessive trading.

Stock Certificates. The Fund normally does not issue stock certificates. Evidence of ownership of shares is provided through entry in the Fund's share registry. Investors will receive periodic account statements (and, where applicable, purchase confirmations) that will show the number of shares owned.

Important Information about Procedures for Opening a New Account. Under the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA Patriot Act of 2001), the Fund is required to obtain, verify, and record information to enable the Fund to form a reasonable belief as to the identity of each customer who opens an account. Consequently, when an investor opens an account, the Fund will ask for the investor's name, street address, date of birth (for an individual), social security or other tax identification number (or proof that the investor has filed for such a number), and other information that will allow the Fund to identify the investor. The Fund may also ask to see the investor's driver's license or other identifying documents. An investor's account application will not be considered "complete" and, therefore, an account will not be opened and the investor's money will not be invested until the Fund receives this required information. In addition, if after opening the investor's account the Fund is unable to verify the investor's identity after reasonable efforts, as determined by the Fund in its sole discretion, the Fund may (i) restrict redemptions and further investments until the investor's identity is verified; and (ii) close the investor's account without notice and return the investor's redemption proceeds to the investor. If the Fund closes an investor's account because the Fund was unable to verify the investor's identity, the Fund will value the account in accordance with the Fund's next net asset value calculated after the investor's account is closed. In that case, the investor's redemption proceeds may be worth more or less than the investor's original investment. The Fund will not be responsible for any losses incurred due to the Fund's inability to verify the identity of any investor opening an account.


     REDEEMING SHARES
     ----------------

Regular Mail Redemptions. Regular mail redemption requests should be addressed to:

             Merit High Yield Fund
             c/o NC Shareholder Services
             116 South Franklin Street
             Post Office Box 4365
             Rocky Mount, North Carolina 27803-0365

Regular mail redemption requests should include:

     (1) Your letter of instruction specifying the Fund's name, shareholder's name, account number and number of shares (or the dollar amount) to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;

     (2)  Any required signature guarantees (see "Signature  Guarantees" below);
          and

     (3) Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, pension or profit sharing plans, and other entities.

Your redemption proceeds normally will be sent to you within seven (7) days after receipt of your redemption request. However, the Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may cause the redemption to be delayed beyond the seven (7) days) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

Telephone and Bank Wire Redemptions. Unless you specifically decline the telephone transaction privileges on your account application, you may redeem shares of the Fund by telephone. You may also redeem shares by bank wire under certain limited conditions. The Fund will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing.

The Fund may rely upon confirmation of redemption requests transmitted via facsimile (Fax# 252-972-1908). The confirmation instructions must include:

     (1)  The Fund's name;
     (2)  Shareholder(s) name and account number;
     (3)  Number of shares or dollar amount to be redeemed;
     (4)  Instructions   for   transmittal   of   redemption   proceeds  to  the
          shareholder; and
     (5) Shareholder(s) signature(s) as it/they appear(s) on the application then on file with the Fund.

Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above. You can choose to have redemption proceeds mailed to you at your address of record, your bank, or to any other authorized person, or you can have the proceeds sent by wire transfer to your bank ($5,000 minimum). Redemption proceeds cannot be wired on days in which your bank is not open for business. You can change your redemption instructions anytime you wish by filing a letter including your new redemption instructions with the Fund. See "Signature Guarantees" below.

The Fund, at its discretion, may choose to pass through to redeeming shareholders any charges imposed by the custodian for wire redemptions. The custodian currently charges the Fund $10.00 per transaction for wiring redemption proceeds. If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

You may redeem shares, subject to the procedures outlined above, by calling the Fund at 1-800-________. Redemption proceeds will only be sent to the bank account or person named in your Fund Shares Application currently on file with the Fund. Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Fund to be genuine. The Fund will employ reasonable procedures, such as requiring a form of government issued personal identification, to confirm that the instructions are genuine. The Fund will not be liable for any losses due to fraudulent or unauthorized instructions nor for following telephone instructions provided the Fund follows reasonable procedures to insure the instructions are genuine.

Systematic Withdrawal Plan. A shareholder who owns shares of the Fund valued at more than $10,000 at the current offering price may establish a Systematic Withdrawal Plan to receive a monthly or quarterly check in a stated amount (not less than $100). Each month or quarter, as specified, the Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Fund or paid in cash. Call or write the Fund for an application form.

Minimum Account Size. The Trustees reserve the right to redeem involuntarily any account having a net asset value of less than $10,000 (due to redemptions, exchanges, or transfers, and not due to market action) upon prior written notice. If the shareholder brings his account net asset value up to at least $10,000 during the notice period, the account will not be redeemed. Redemptions from retirement accounts may be subject to federal income tax.

Redemptions In Kind. The Fund reserves the right to make redemptions in kind (i.e., a payment in portfolio securities rather than cash). Generally, redemption in kind is used when, in the option of the Trustees, a large redemption request may cause harm to the Fund and its shareholders. In such a case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Fund's net asset value per share.

Signature Guarantees. To protect your account and the Fund from fraud, signature guarantees may be required to be sure that you are the person who has authorized a change in registration or standing instructions for your account. Signature guarantees are generally required for (1) change of registration requests; (2) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application; (3) all transactions where proceeds from redemptions, dividends, or distributions are sent to an address or financial institution differing from the address or financial institution of record; and (4) redemption requests in excess of $100,000. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

Miscellaneous. The Fund reserves the right to (i) refuse to accept any request to purchase shares of the Fund for any reason; and (ii) suspend its offering of shares at any time.


OTHER IMPORTANT INVESTMENT INFORMATION
--------------------------------------


     DIVIDENDS, DISTRIBUTIONS AND TAXES
     ----------------------------------

The following information is meant as a general summary for U.S. taxpayers. Additional information appears in the SAI. Shareholders should rely on their own tax advisers for advice about the particular federal, state, and local tax consequences to them of investing in the Fund.

The Fund will distribute most of its income and gains to its shareholders every year. Dividends paid by the Fund derived from net investment income, if any, will be paid quarterly and capital gain distributions, if any, will be made at least annually. Shareholders may elect to take dividends from net investment income or capital gain distributions, if any, in cash or reinvest them in additional Fund shares. Although the Fund will not be taxed on amounts it distributes, shareholders will generally be taxed, regardless of whether distributions are received in cash or are reinvested in additional Fund shares.

A particular distribution generally will be taxable as qualified dividend income, long-term capital gains or ordinary income. The 2003 Jobs and Growth Tax Relief Reconciliation Act reduced the federal tax rate on most dividends paid by U.S. corporations to individuals after December 31, 2002. These qualifying corporate dividends are taxable at long-term capital gain tax rates. Some, but not all, of the dividends paid by the Fund may be taxable at the reduced long-term capital gains tax rate for individual shareholders. If the Fund designates a dividend as qualified dividend income, it generally will be taxable at the long-term capital gains tax rate. If the Fund designates a dividend as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares. All taxable dividends paid by the Fund other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders. Taxable dividends paid by the Fund to corporate shareholders will be taxed at corporate tax rates. Corporate shareholders may be entitled to a dividends received deduction ("DRD") for a portion of the dividends paid and designated by the Fund as qualifying for the DRD. To the extent the Fund engages in increased portfolio turnover, short-term capital gains may be realized, and any distribution resulting from such gains will be considered ordinary income for federal tax purposes.

If the Fund declares a dividend in October, November, or December but pays it in January, it will be taxable to shareholders as if they received it in the year it was declared. Every year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

Distributions may be subject to state and local taxes, as well as federal taxes.

Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from the account.

A shareholder who sells or redeems shares will generally realize a capital gain or loss, which will be long-term or short-term, generally depending upon the shareholder's holding period for the Fund shares. An exchange of shares may be treated as a sale and any gain may be subject to tax.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the fourth lowest rate for taxpayers filing as unmarried individuals (presently 28% for 2004) for all distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld by the Fund may be credited against a shareholder's U.S. federal income tax liability.



     FINANCIAL HIGHLIGHTS
     --------------------

Because the Fund is a new fund, there is no financial or performance information included in this prospectus for the Fund. Once the information becomes available, you may request this information at no charge by calling the Fund at 1-800-______.


     ADDITIONAL INFORMATION
     ----------------------

Please see the back cover on how to contact the Fund and how to receive additional information regarding the Fund.

________________________________________________________________________________

                              MERIT HIGH YIELD FUND

                                 CLASS M SHARES
________________________________________________________________________________


Additional information about the Fund is available in the Fund's SAI, which is incorporated by reference into this prospectus. Additional information about the Fund's investments will also be available in the Fund's Annual and Semi-annual Reports to shareholders. The Fund's Annual Report will include a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

The SAI and the Annual and Semi-annual Reports will be available free of charge upon request (you may also request other information about the Fund or make shareholder inquiries) by contacting the Fund:

             By telephone:       1-800- ________

             By mail:            Merit High Yield Fund
                                 Class M Shares
                                 c/o NC Shareholder Services
                                 116 South Franklin Street
                                 Post Office Box 4365
                                 Rocky Mount, North Carolina  27803-0365

             By e-mail:          info@ncfunds.com

             On the Internet:    www.ncfunds.com

Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the public reference room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

                  Investment Company Act file number 811-_____

                                     PART B

                                    FORM N-1A


                       STATEMENT OF ADDITIONAL INFORMATION


                              Merit High Yield Fund

                                February __, 2004

                                 A series of the
                         MERIT ADVISORS INVESTMENT TRUST
                        11032 Quail Creek Road, Suite 105
                       Oklahoma City, Oklahoma 73120-6208
                             Telephone 1-8__-___-___





                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

OTHER INVESTMENT POLICIES......................................................2
INVESTMENT LIMITATIONS........................................................10
PORTFOLIO TRANSACTIONS........................................................11
DESCRIPTION OF TRUST..........................................................12
MANAGEMENT AND OTHER SERVICE PROVIDERS........................................13
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION ...............................19
SPECIAL SHAREHOLDER SERVICES..................................................20
NET ASSET VALUE...............................................................21
ADDITIONAL TAX INFORMATION....................................................21
ADDITIONAL INFORMATION ON PERFORMANCE.........................................23
FINANCIAL STATEMENTS..........................................................26
APPENDIX A - DESCRIPTION OF RATINGS...........................................27
APPENDIX B - PROXY VOTING POLICIES............................................31



This Statement of Additional Information ("SAI") is meant to be read in conjunction with the Prospectuses ("Prospectuses") dated the same date as this SAI, for the Merit High Yield Fund ("Fund"), relating to the Fund's Class A Shares and Class M Shares, and hereby incorporates by reference the Prospectuses in its entirety. Because this SAI is not itself a prospectus, no investment in shares of the Fund should be made solely upon the information contained herein. Copies of the Prospectuses for the Class A Shares and Class M Shares of the Fund and Annual Reports for the Fund may be obtained at no charge by writing or calling the Fund at the address or phone number shown above. Capitalized terms used but not defined herein have the same meanings as in each Prospectus.

                            OTHER INVESTMENT POLICIES

The Merit Advisors Investment Trust ("Trust") was organized on December 10, 2003 as a Delaware statutory trust and is registered as an open-end management investment company with the Securities and Exchange Commission ("SEC"). The Merit High Yield Fund is a non-diversified series of the Trust. The following policies supplement the Fund's investment objective and policies as described in the Prospectuses for the Fund. Attached to the SAI is Appendix A, which contains descriptions of the rating symbols used by Rating Agencies for securities in which the Fund may invest.

GENERAL INVESTMENT RISKS. All investments in securities and other financial instruments involve a risk of financial loss. No assurance can be given that the Fund's investment program will be successful. Investors should carefully review the descriptions of the Fund's investments and their risks described in this SAI and the Prospectuses.

BELOW INVESTMENT GRADE SECURITIES. As noted in the Prospectuses, the Fund will generally invest in below investment grade, high yield, fixed income securities (commonly referred to as "junk bonds") or derivatives of such securities. Below investment grade securities generally reflect a greater possibility that adverse changes in the financial condition of the issuer and/or in general economic conditions may impair the ability of the issuer to make timely payments of interest and principal. In addition, below investment grade securities are often highly leveraged, so that their ability to make timely payment of interest and principal during an economic downturn or during sustained period of high interest rates may be impaired. Issuers of below investment grade securities may not have the more traditional methods of financing available to them. Some below investment grade securities are unsecured or subordinate to the prior payment of senior indebtedness. For these reasons, among others, the risk of default or failure to timely pay interest and principal payments is significantly greater for below investment grade securities. Failure of the Fund to receive interest and principal payments from its portfolio of fixed income securities will affect the Fund's income and ability to meeting its investment objective.

The inability or perceived inability of issuers to make timely payments of interest and principal can make the values of below investment grade securities held by the Fund more volatile and can limit the Fund's ability to sell such securities at prices approximating the values the Fund has placed on such securities. In addition, the absence of a liquid trading market for below investment grade securities held by the Fund may make it difficult for the Fund to establish the fair value of the securities.

Securities rating are based largely on the issuer's historical financial condition and the rating agencies' analysis of the issuer at the time of the rating. Therefore, the rating assigned to any particular security is not necessary a reflection on the issuer's current financial condition or ability to make timely payments of interest and principal, which may be better or worse than the rating would indicate. In addition, the ratings by the nationally recognized securities rating organizations ("NRSROs") do not necessarily reflect an assessment of the volatility of a security's market value or liquidity. For a summary of the NRSRO's rating see Appendix A of the SAI.

The value of below investment grade securities, like other fixed income securities, fluctuate in response to changes in the interest rates. A decrease in interest rates will generally result in an increase in value of the Fund's fixed income securities, while an increase in interest rates will generally result in the decline of the value of the Fund's fixed income securities. Below investment grade securities can also be affected, sometimes to a greater extent then other fixed income securities, by changes in general economic conditions and business conditions affecting the issuers of such securities and their industries. Negative publicity or investor perceptions may also adversely affect the values of fixed income securities such as below investment grade securities. Changes by NRSROs in their rating of any fixed income security and changes in the ability of the issuer (or perceived ability) to make timely payments of interest and principal can also affect the value of such securities. While changes in the value of a Fund's portfolio security will generally not affect income from such security, it will affect the Fund's net asset value. A change in the rating of a Fund's portfolio security will not necessary cause the Fund to dispose of the security, provided that the Advisor believes retaining the security will assist the Fund in meeting it investment objective.

CORPORATE BONDS. The Fund's investments in corporate debt securities will be based on credit analysis and value determination by the Fund's investment advisor, Merit Advisors, Inc. ("Advisor"). The Advisor's selection of bonds or industries within the corporate bond sector is determined by, among other factors, historical yield relationships between bonds or industries, the current and anticipated credit of the issuer, and call features as well as supply and demand factors. The Fund may invest in all grades of corporate securities including below investment grade as discussed above. The Advisor will continuously monitor the ratings of securities held by the Fund and the creditworthiness of their issuers.

MONEY MARKET INSTRUMENTS. The Fund may invest in money market instruments. Money market instruments may include U.S. government securities or corporate debt securities (including those subject to repurchase agreements), provided that they mature in thirteen months or less from the date of acquisition and are otherwise eligible for purchase by the Fund. Money market instruments also may include Banker's Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper and Variable Amount Demand Master Notes ("Master Notes"). Banker's Acceptances are time drafts drawn on and "accepted" by a bank. When a bank "accepts" such a time draft, it assumes liability for its payment. When the Fund acquires a Banker's Acceptance the bank that "accepted" the time draft is liable for payment of interest and principal when due. The Banker's Acceptance carries the full faith and credit of such bank. A Certificate of Deposit ("CD") is an unsecured interest-bearing debt obligation of a bank. Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation or other borrower. Commercial Paper maturity generally ranges from 2 to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Fund may invest in all types of Commercial
Paper, including Commercial Paper rated below investment grade by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P"), or Fitch, Inc. ("Fitch") or, if not rated, of equivalent quality in the Advisor's opinion. Commercial Paper may include Master Notes of the same quality. Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes will be acquired by the Fund only through the Master Note program of the Fund's custodian bank, acting as administrator thereof. The Advisor will monitor, on a continuous basis, the earnings power, cash flow and other liquidity ratios of the issuer of a Master Note held by the Fund.

U.S. GOVERNMENT SECURITIES. The Fund may invest a portion of the portfolio in U.S. government securities, defined to be U.S. government obligations such as U.S. Treasury notes, U.S. Treasury bonds, and U.S. Treasury bills, obligations guaranteed by the U.S. government such as Government National Mortgage Association ("GNMA") as well as obligations of U.S. government authorities, agencies and instrumentalities such as Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Housing Administration ("FHA"), Federal Farm Credit Bank ("FFCB"), Federal Home Loan
Bank ("FHLB"), Student Loan Marketing Association ("SLMA"), and The Tennessee Valley Authority. U.S. government securities may be acquired subject to repurchase agreements. While obligations of some U.S. government sponsored entities are supported by the full faith and credit of the U.S. government (e.g.
GNMA), several are supported by the right of the issuer to borrow from the U.S. government (e.g. FNMA, FHLMC), and still others are supported only by the credit of the issuer itself (e.g. SLMA, FFCB). No assurance can be given that the U.S. government will provide financial support to U.S. government agencies or instrumentalities in the future, other than as set forth above, since it is not obligated to do so by law. The guarantee of the U.S. government does not extend to the yield or value of the Fund's shares.

MORTGAGE PASS-THROUGH CERTIFICATIONS. Obligations of GNMA, FNMA and FHLMC include direct pass-through certificates representing undivided ownership interests in pools of mortgages. Such certificates are guaranteed as to payment of principal and interest (but not as to price and yield) by the issuer. For securities issued by GNMA, the payment of principal and interest is backed by the full faith and credit of the U.S. government. Mortgage pass-through certificates issued by FNMA or FHLMC are guaranteed as to payment of principal and interest by the credit of the issuing U.S. government agency. Securities issued by other non-governmental entities (such as commercial banks or mortgage bankers) may offer credit enhancement such as guarantees, insurance, or letters of credit. Mortgage pass-through certificates are subject to more rapid prepayment than their stated maturity date would indicate; their rate of prepayment  tends to accelerate  during  periods of declining  interest rates or increased property transfers and, as a result, the proceeds from such prepayments may be reinvested in instruments which have lower yields. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price.

COLLATERALIZED MORTGAGE OBLIGATIONS. The Fund may invest in collateralized mortgage obligations ("CMOs"), which are generally backed by mortgage pass-through securities or whole mortgage loans. CMOs are usually structured into classes of varying maturities and principal payment priorities. The prepayment sensitivity of each class may or may not resemble that of the CMOs collateral depending on the maturity and structure of that class. CMOs pay interest and principal (including prepayments) monthly, quarterly or semi-annually. The prices and yields of CMOs are determined, in part, by assumptions about cash flows from the rate of payments of the underlying mortgage. Changes in interest rates may cause the rate of expected prepayments of those mortgages to change. These prepayment risks can make the prices of CMOs very volatile when interest rates change. That volatility will affect the Fund's share prices. Most CMOs are AAA rated, reflecting the credit quality of the underlying collateral; however, some classes carry greater price risk than that of their underlying collateral. The Fund may invest in all types of CMOs, including CMOs rated below AAA, provided the Advisor believes the CMOs fit the Fund's investment objectives and policies.

OTHER MORTGAGE RELATED SECURITIES. In addition to the mortgage pass-through securities and the CMOs mentioned above, the Fund may also invest in other mortgage derivative products if the Advisor views them to be consistent with the overall policies and objectives of the Fund. In addition to the prepayment risks described above, rapidly rising interest rates could cause prepayments of mortgages to occur at a slower rate than expected, and the expected maturity of short or medium term mortgage-related securities could lengthen as a result. That could cause their values to fluctuate more, and the prices of the Fund's shares to fluctuate more and to fall.

The Advisor expects that governmental, government-related and private entities may create other mortgage-related securities offering mortgage pass-through and mortgage collateralized instruments in addition to those described herein. As new types of mortgage-related securities are developed and offered to the investment community, the Advisor will, consistent with the Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

ASSET-BACKED SECURITIES. In addition to CMOs, other asset-backed securities have been offered to investors backed by loans such as automobile loans, credit card receivables, marine loans, recreational vehicle loans and manufactured housing loans. Typically asset-backed securities represent undivided fractional interests in a trust whose assets consist of a pool of loans and security interests in the collateral securing the loans. Payments of principal and interest on asset-backed securities are passed through monthly to certificate holders and are usually guaranteed up to a certain amount and time period by a letter of credit issued by a financial institution. In some cases asset-backed securities are divided into senior and subordinated classes so as to enhance the quality of the senior class. Underlying loans are subject to prepayment, which may reduce the overall return to certificate holders.

If the letter of credit is exhausted and the full amounts due on underlying loans are not received because of unanticipated costs, depreciation, damage or loss of the collateral securing the contracts, or other factors, certificate holders may experience delays in payment or losses on asset-backed securities. The Fund may invest in other asset-backed securities that may be developed in the future. The Fund may purchase all types of asset-backed securities, including rated below investment grade securities by Moody's, S&P, or Fitch, or if not rated, of equivalent quality as determined by the Advisor.

COLLATERALIZED BOND AND LOAN OBLIGATIONS. The Fund may invest in collateralized bond obligations ("CBOs") and collateralized loan obligations ("CLOs"). CBOs are bonds collateralized by corporate bonds, mortgages, or asset-backed securities, while CLOs are bonds collateralized by bank loans. Like CMOs, CBOs and CLOs are structured into tranches, and the payments are allocated such that each tranche has a predictable cash flow stream and average life. CBO can be collateralized by high-yield bonds or loans. The value of CLOs and CBOs are effected by changes in interest rates and credit risk of the underlying collateral.

FLOATING RATE SECURITIES. The Fund may invest in variable or floating rate securities that adjust the interest rate paid at periodic intervals based on an interest rate index. Typically floating rate securities use as their benchmark an index such as the 1-, 3- or 6-month LIBOR, 3-, 6- or 12-month Treasury bills, or the Federal Funds rate. Resets of the rates can occur at predetermined intervals or whenever changes in the benchmark index occur. Changes in the benchmark index and the interest rate may be difficult to predict and may increase the volatility of the price. That volatility will affect the Fund's share prices.

CONVERTIBLE SECURITIES. The Fund may invest directly or indirectly in convertible securities. A convertible security is a bond, debenture, note, preferred stock, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular time period at a specified price or formula. A convertible security generally entitles the holder to receive interest on debt securities or dividends stock securities until the convertible security matures or is redeemed, converted or exchanged. Convertible securities ordinarily provide a stream of income with generally higher yields than those of ordinary common stock of the same or similar issuer. Convertible securities generally have characteristics similar to both debt and equity securities. The value of the convertible securities generally tends to decline a interest rates rise and tends to fluctuate with the market value of the underlying equity securities due to the conversion feature. Convertible securities eligible for purchase by the Fund include convertible bonds, convertible preferred stocks, and warrants. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specific amount of the corporation's capital stock at a set price for a specified period of time. Warrants do not represent ownership of the securities, but only the right to buy the securities. The prices of warrants do not necessarily move parallel to the prices of underlying securities. Warrants may be considered speculative in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of a corporation issuing them. Warrant positions will not be used to increase the leverage of the Fund; consequently, warrant positions are generally accompanied by cash positions equivalent to the required exercise amount. The Fund's ability to invest in warrants may be limited by the Fund's investment restrictions.

The Fund may invest in convertible securities that have a mandatory conversion feature. A convertible security with a mandatory conversation feature automatically converts into stock or other equity securities at a specified date and a specified conversion ratio or at the option of the issuer. Since conversion of the security is not at the option of the holder, the Fund may be required to convert the security into the underlying stock or equity security at times when the value of the underlying security has declined substantially. Convertible securities, particularly securities with mandatory conversation feature, may be less liquid than other types of investments or illiquid. In such cases, the Fund may not be able to dispose of the convertible security in a timely fashion or at a fair price, which could result in a loss to the Fund.


FOREIGN SECURITIES. The Fund may invest directly or indirectly in foreign equity securities traded on U.S. national exchanges or over-the-counter and in foreign securities represented by ADRs, as described below. The Fund may also invest in foreign currency-denominated fixed-income securities. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the Fund, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements, and transaction costs of foreign currency conversions.

American Deposition Receipts ("ADRs") provide a method whereby the Fund may invest in securities issued by companies whose principal business activities are outside the United States. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities, and may be issued as sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities trade in the form of ADRs. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program.

EXCHANGE TRADED FUNDS AND OTHER INVESTMENT COMPANIES. The Fund may invest up to 10% of the value of its total assets in securities of Exchange Traded Funds ("ETFs"), Unit Investment Trusts ("UITs"), Closed End Investment Companies ("CEICs") and other types investment companies whose investment objectives are consistent with the Fund's investment objective. Under applicable law and regulations the Fund can not acquire securities of any one investment company if, immediately thereafter, the Fund would own more than 3% of such company's total outstanding voting securities ("3% Limitation"), securities issued by such company would have an aggregate value in excess of 5% of the Fund's assets, or securities issued by such company and securities held by the Fund issued by other investment companies would have an aggregate value in excess of 10% of the Fund's assets. To the extent the Fund invests in other investment companies, the shareholders of the Fund would indirectly pay a portion of the operating costs of the underlying investment companies. These costs include management, brokerage, shareholder servicing and other operational expenses. Shareholders of the Fund would then indirectly pay higher operational costs than if they owned shares of the underlying investment companies directly. Accordingly, the Fund is subject to the 3% Limitation unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the SEC that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. The SEC has issued such an exemptive order to iShares Trust and iShares, Inc. which permits investment companies, including the Fund, to invest in the various series of the iShares Trust and iShares, Inc. ("iShares Funds") beyond the 3% Limitation, subject to certain terms and conditions, including that such investment companies enter into an agreement with the iShares Funds. The Fund intends on entering into such an agreement with iShares so that the Fund will be permitted to invest in iShares Fund in excess of the 3% Limitation. To the extent other ETFs obtain similar exemptive relief from the SEC, the Fund may seek to qualify to invest in such other ETFs in excess of the 3% Limitation.

The shares of an ETF may be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in kind for a portfolio of the underlying securities (based on the ETF's net asset value) together with a cash payment generally equal to accumulated dividends or interest as of the date of redemption. Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF's underlying securities, as well as a cash payment generally equal to accumulated dividends or interest of the securities (net of expenses) up to the time of deposit. The Fund may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities and use it (and any required cash) to purchase creation units, if the Advisor believes it is in the Fund's interest to do so. The Fund's ability to redeem creation units may be limited by the Investment Company Act of 1940, as amended ("1940 Act"), which provides that the ETFs will not be obligated to redeem shares held by the Fund in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

There are risks associated with the investment of the Fund's assets in fixed income ETFs which may include credit risk, interest rate risk, maturity risk, and investment-grade securities risk. These risks could affect the income received from and the value of a particular ETF's, which could cause the Fund's income and asset value to be reduced.

ETF, UIT OR CEIC NET ASSET VALUE AND MARKET PRICE: The market value of the ETF, UIT or CEIC shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF, UIT or CEIC shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities held by the ETF, UIT or CEIC. Accordingly, there may be times when an ETF, UIT or CEIC share trades at a premium or discount to its net asset value.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES. The Fund may purchase when-issued securities and commit to purchase securities for a fixed price at a future date beyond customary settlement time. The Fund is required to hold and maintain in a segregated account until the settlement date, cash, U.S. government securities or high-grade debt obligations in an amount sufficient to meet the purchase price. Purchasing securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund's other assets. In addition, no income accrues to the purchaser of when-issued securities during the period prior to issuance. Although the Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Advisor deems it appropriate to do so. The Fund may realize short-term gains or losses upon such sales.

EQUITY SECURITIES. The Fund may invest in equity securities, both directly (including, without limitation, investments in Stock Baskets) and indirectly through the Fund's investment in shares of ETFs, UITs or CEICs. The equity portion of the Fund's portfolio will generally be comprised of common stocks traded on domestic securities exchanges or on the over-the-counter market. In addition to common stocks, the equity portion of the Fund's portfolio may also include preferred stocks, convertible preferred stocks, and convertible bonds. Prices of equity securities in which the Fund invests may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses. In addition, regardless of any one company's particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund. Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of equity securities will decline.

REAL ESTATE SECURITIES. The Fund will not invest in real estate (including mortgage loans and limited partnership interests), but may invest in readily marketable securities issued by companies that invest in real estate or interests therein. The Fund may also invest in readily marketable interests in real estate investment trusts ("REITs"). REITs are generally publicly traded on the national stock exchanges and in the over-the-counter market and have varying degrees of liquidity. Investments in real estate securities are subject to risks inherent in the real estate market, including risk related to changes interest rates.

ZERO COUPON SECURITIES. The Fund may purchase zero coupon securities. Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Zero coupon securities are bought at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. One must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security. A zero coupon step-up security converts to a coupon security before final maturity.

REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements. A repurchase agreement is a short term investment in which the purchaser (i.e., the Fund) acquires ownership of a security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the holding period. The Fund may enter into repurchase agreements with broker-dealers, banks and other financial institutions deemed to be creditworthy by the Advisor under guidelines established and approved by the Board of Trustees of the Trust ("Trustees"). Any repurchase agreement in the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. Repurchase agreements involve certain risks in the event of a default by the other party. In the event of a bankruptcy or other default of the seller, the Fund could experience delays in liquidating the underlying security, losses in value and expense in enforcing its rights.

REVERSE REPURCHASE AGREEMENTS. The Fund may also be involved with reverse repurchase agreements. Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

ILLIQUID INVESTMENTS. The Fund may invest up to 15% of its net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued, repurchase agreements which have a maturity of longer than seven days and generally includes securities that are restricted from sale to the public without registration under the Securities Act of 1933, as amended ("1933 Act") ("Restricted Securities"). Under the supervision of the Board of Trustees of the Trust ("Trustees"), the Advisor determines the liquidity of the Fund's investments, and through reports from the Advisor, the Trustees monitor investments in illiquid instruments. In determining the liquidity of the Fund's investments, the Advisor may consider various factors including (1) the frequency of trades and quotations; (2) the number of dealers and prospective purchasers in the marketplace; (3) dealer undertakings to make a market; (4) the nature of the security (including any demand or tender features); and (5) the nature of the marketplace for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment). If through a change in values, net assets, or other circumstances, the Fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity. Investment in illiquid securities poses risks of potential delays in resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund may be unable to dispose of illiquid securities promptly or at reasonable prices.

RESTRICTED SECURITIES. Within its limitation on investment in illiquid securities, the Fund may purchase restricted securities that generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the federal securities laws, or in a registered public offering. The Fund will ordinarily invest in Restricted Securities only when it receives the issuer's commitment to register the securities without expense to the Fund, however the Fund may at times invest Restricted Securities without such a commitment from the issuer. Where registration is required, the Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security. Restricted Securities which can be offered and sold to qualified institutional buyers under Rule 144A of the 1993 Act (""144A Securities") and are determined to be liquid under guidelines adopted by and subject to the supervision of the Trustees are not subject to the limitations on illiquid securities.

OPTIONS. The Fund may purchase and write put and call options on securities. The Fund may write a call or put option only if the option is "covered" by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund's obligation as writer of the option. The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options market, the Fund may be unable to close out a position.

FUTURES CONTRACTS. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. Futures contracts are designated by boards of trade which have been designated "contracts markets" by the Commodities Futures Trading Commission ("CFTC"). No purchase price is paid or received when the contract is entered into. Instead, the Fund, upon entering into a futures contract (and to maintain the Fund's open positions in futures contracts), would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, U.S. Government securities, suitable money market instruments, or liquid, high-grade debt securities, known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded. By using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish certain results more quickly and with lower transaction costs.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund. These subsequent payments, called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate, making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." The Fund expects to earn interest income on its initial and variation margin deposits.

The Fund will incur brokerage fees when they purchase and sell futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions which may result in a gain or a loss. While futures positions taken by the Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous for the Fund to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

Securities Index Futures Contracts. Purchases or sales of securities index futures contracts may be used in an attempt to protect the Fund's current or intended investments from broad fluctuations in securities prices. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

By establishing an appropriate "short" position in index futures, the Fund may also seek to protect the value of its portfolio against an overall decline in the market for such securities. Alternatively, in anticipation of a generally rising market, the Fund can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in securities index futures and later liquidating that position as particular securities are in fact acquired. To the extent that these hedging strategies are successful, the Fund will be affected to a lesser degree by adverse overall market price movements than would otherwise be the case.

Options on Futures Contracts. The Fund may purchase exchange-traded call and put options on futures contracts and write exchange-traded call options on futures contracts. These options are traded on exchanges that are licensed and regulated by the CFTC for the purpose of options trading. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a "short" position), for a specified exercise price at any time before the option expires.

The Fund will write options only on futures contracts that are "covered." The Fund will be considered "covered" with respect to a put option it has written if, so long as it is obligated as a writer of the put, the Fund segregates with its custodian cash, United States government securities or liquid securities at all times equal to or greater than the aggregate exercise price of the puts it has written (less any related margin deposited with the futures broker). The Fund will be considered "covered" with respect to a call option it has written on a debt security future if, so long as it is obligated as a writer of the call, the Fund owns a security deliverable under the futures contract. The Fund will be considered "covered" with respect to a call option it has written on a securities index future if the Fund owns securities the price changes of which are, in the opinion of the Advisor, expected to replicate substantially the movement of the index upon which the futures contract is based.

Upon the exercise of a call option, the writer of the option is obligated to sell the futures contract (to deliver a "long" position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (deliver a "short" position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. When the holder of an option exercises it and assumes a long futures position, in the case of a call, or a short futures position, in the case of a put, its gain will be credited to its futures margin account, while the loss suffered by the writer of the option will be debited to its account and must be immediately paid by the writer. However, as with the trading of futures, most participants in the options markets do not seek to realize their gains or losses by exercise of their option rights. Instead, the holder of an option will usually realize a gain or loss by buying or selling an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid.

If the Fund writes options on futures contracts, the Fund will receive a premium but will assume a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. If the option is not exercised, the Fund will realize a gain in the amount of the premium, which may partially offset unfavorable changes in the value of securities held in or to be acquired for the Fund. If the option is exercised, the Fund will incur a loss in the option transaction, which will be reduced by the amount of the premium it has received, but which will offset any favorable changes in the value of its portfolio securities or, in the case of a put, lower prices of securities it intends to acquire.

Options on futures contracts can be used by the Fund to hedge substantially the same risks as might be addressed by the direct purchase or sale of the underlying futures contracts. If the Fund purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. Purchases of options on futures contracts may present less risk in hedging than the purchase and sale of the underlying futures contracts since the potential loss is limited to the amount of the premium plus related transaction costs.

The purchase of put options on futures contracts may be used as a means of hedging the Fund's portfolio against a general decline in market prices. The purchase of a call option on a futures contract may represent a means of hedging the Fund's portfolio against a market advance when the Fund is not fully invested.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the underlying securities. If the futures price at expiration is below the exercise price, the Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the value of the Fund's holdings of securities. The writing of a put option on a futures contract is analogous to the purchase of a futures contract in that it hedges against an increase in the price of securities the Fund intends to acquire. However, the hedge is limited to the amount of premium received for writing the put.

Limitations on Purchase and Sale of Futures Contracts and Options on Futures Contracts. Options and futures can be volatile instruments and involve certain risks. If the Advisor applies a hedge at an inappropriate time or judges market movements incorrectly, options and futures strategies may lower the Fund's return. The Fund could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its position because of an illiquid market. The Fund will not engage in transactions in futures contracts and related options for speculation. In addition, the Fund will not purchase or sell futures contracts or related options unless either (1) the futures contracts or options thereon are purchased for "bona fide hedging" purposes (as defined under the CFTC regulations) or (2) if purchased for other purposes, the sum of the amounts of initial margin deposits on the Fund's existing futures and premiums required to establish non-hedging positions, less the amount by which any such options positions are "in-the-money" (as defined under CFTC regulations) would not exceed 5% of the liquidation value of the Fund's total assets. In instances involving the purchase of futures contracts or the writing of put options thereon by the Fund, an amount of cash and cash equivalents, equal to the cost of such futures contracts or options written (less any related margin deposits), will be deposited in a segregated account with its custodian, thereby insuring that the use of such futures contracts and options is unleveraged. In instances involving the sale of futures contracts or the writing of call options thereon by the Fund, the securities underlying such futures contracts or options will at all times be maintained by the Fund or, in the case of index futures and related options, the Fund will own securities the price changes of which are, in the opinion of the Advisor, expected to replicate substantially the movement of the index upon which the futures contract or option is based.

SHORT SALES OF SECURITIES. The Fund may make short sales, which are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete a short sale transaction, the Fund will borrow the security from a broker-dealer, which generally involves the payment of a premium and transaction costs. The Fund then sells the borrowed security to a buyer in the market. The Fund will then cover the short position by buying shares in the market either (i) at its discretion; or (ii) when called by the broker-dealer lender. Until the security is replaced, the Fund is required to pay the broker-dealer lender any dividends or interest that accrue during the period of the loan. In addition, the net proceeds of the short sale will be retained by the broker to the extent necessary to meet regulatory or other requirements, until the short position is closed out.

The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with a short sale. When the Fund makes a short sale, the Fund will segregate liquid assets (such as cash, U.S. Government securities, or equity securities) on the Fund's books and/or in a segregated account at the Fund's custodian in an amount sufficient to cover the current value of the securities to be replaced as well as any dividends, interest and/or transaction costs due to the broker-dealer lender. In determining the amount to be segregated, any securities that have been sold short by the Fund will be marked to market daily. To the extent the market price of the security sold short increases and more assets are required to meet the Fund's short sale obligations, additional assets will be segregated to ensure adequate coverage of the Fund's short position obligations.

In addition, the Fund may make short sales "against the box" i.e., when the Fund sells a security short when the Fund has segregated securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will hold such securities while the short sale is outstanding. The Fund will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend portfolio securities in an amount up to 33% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities which the Advisor has determined are creditworthy under guidelines established by the Board of Trustees. In determining whether the Fund will lend securities, the Advisor will consider all relevant facts and circumstances. The Fund may not lend securities to any company affiliated with the Advisor. Each loan of securities will be collateralized by cash, securities or letters of credit. The Fund might experience a loss if the borrower defaults on the loan.

The borrower at all times during the loan must maintain with the Fund cash or cash equivalent collateral, or provide to the Fund an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned. While the loan is outstanding, the borrower will pay the Fund any interest paid on the loaned securities, and the Fund may invest the cash collateral to earn additional income. Alternatively, the Fund may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. It is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan. Loans are subject to termination at the option of the Fund or the borrower at any time. The Fund may pay reasonable administrative and custodial fees in connection with a loan, and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.

LACK OF DIVERSIFICATION. The Fund is a non-diversified fund, which means that it has not made an election to be a "diversified" investment company under the 1940 Act. Most mutual funds elect to be "diversified" funds that, as to 75% of their assets, cannot invest more than 5% of their assets in any one security at any given time. A non-diversified fund is not subject to this limitation, and so it can hold a relatively small number of securities in its portfolio. Even a non-diversified fund has to have some diversification for tax purposes, though. Under the tax code, all mutual funds are required, at the end of each quarter of the taxable year, to have (i) at least 50% of the market value of the Fund's total assets be invested in cash, U.S. Government securities, the securities of other regulated investment companies, and other securities, limited with respect to any one issuer for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets, and (ii) not more than 25% of the value of its total assets be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies).

Subject to the requirements of the tax code and the Fund's investment restrictions (see description below under "Investment Restrictions"), the Fund may make significant investments in the securities of a particular issuer, select companies in a particular industry, or select companies in a sector within a particular industry. Such a concentration of Fund investments exposes the Fund to additional risks, and greater potential for significant share price fluctuation. The Fund may or may not have a diversified portfolio of investments at any given time, and may have large amounts of assets invested in a very small number of companies, industries, or securities. Such lack of diversification substantially increases market risks and the risk of loss associated with an investment in the Fund, because the value of each security will have a greater impact on the Fund's performance and the value of each shareholder's investment. When the value of a security in a non-diversified fund falls, it may have a greater impact on the fund than it would have in a diversified fund.

TEMPORARY DEFENSIVE POSITIONS. As part of the Fund's principal investment strategy, the Fund may invest in Cash Positions with up to 100% of its portfolio. In addition, the Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. In such circumstances, the Fund may also hold up to 100% of its portfolio in Cash Positions. When the Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.


                             INVESTMENT LIMITATIONS

The Fund has adopted the following investment limitations, which cannot be changed without approval by holders of a majority of the outstanding voting shares of the Fund. A "majority" for this purpose means the lesser of (i) 67% of the Fund's outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented, or (ii) more than 50% of its outstanding shares. Unless otherwise indicated, percentage limitations apply at the time of purchase of the applicable securities.

FUNDAMENTAL RESTRICTIONS.  As a matter of fundamental policy, the Fund may not:

(1)  Issue senior securities, except as permitted by the 1940 Act;

(2) Borrow money, except to the extent permitted under the 1940 Act (including, without limitation, borrowing to meet redemptions). For purposes of this investment restriction, the entry into options, forward contracts, reverse repurchase agreement, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing;

(3) Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with writing covered put and call options and the purchase of securities on a when-issued or forward commitment basis and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices;

(4) Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under certain federal securities laws;

(5) Make loans, provided that the Fund may lend its portfolio securities in an amount up to 33% of total Fund assets, and provided further that, for purposes of this restriction, investment in U.S. Government obligations, short-term commercial paper, certificates of deposit, bankers' acceptances and repurchase agreements shall not be deemed to be the making of a loan;

(6) Purchase or sell real estate or interests in real estate; provided, however, that the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate (including, without limitation, investments in REITs and mortgage-backed securities); or

(7) Invest 25% or more of its total assets in securities of issuers in any particular industry. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), securities of state or municipal governments and their political subdivisions and investments in other registered investment companies are not considered to be issued by members of any industry. In addition, utilities will be divided into "industries" according to the services they provide so that gas, gas transmission, electric and telephone utilities are considered separate industries.

NON-FUNDAMENTAL RESTRICTIONS. The following investment limitations are not fundamental and may be changed without shareholder approval. As a matter of non-fundamental policy, the Fund may not:

(1) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions);

(2) Make investments for the purpose of exercising control or management over a portfolio company;

(3) Invest in securities of other registered investment companies, except as permitted under the 1940 Act;

(4) Invest in commodities, except that the Fund may purchase and sell options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices;

(5) Invest in interests in oil, gas or other mineral exploration or development programs, although the Fund may invest in the common stock of companies which invest in or sponsor such programs;

(6) Purchase warrants if as a result the Fund would then have more than 5% of its total net assets (taken at the lower of cost or current value) invested in warrants; or

(7)  Invest 25% or more of its total assets in funded Credit Default Swaps.

With respect to the "fundamental" and "non-fundamental" investment restrictions above, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction (i.e., percentage limitations are determined at the time of purchase).


                             PORTFOLIO TRANSACTIONS

Subject to the general supervision of the Trustees, the Advisor, with assistance from Avondale Investments, LLC, as subadvisor ("Sub-Advisor"), is responsible for, makes decisions with respect to and places orders for all purchases and sales of portfolio securities for the Fund. The Advisor shall manage the Fund's portfolio in accordance with the terms of the Investment Advisory Agreement by and between the Advisor and the Fund ("Advisory Agreement"), which is described in detail under "Management and Other Service Providers - Investment Advisor." The Advisor serves as investment advisor for a number of client accounts, including the Fund.

Brokerage Selection. In selecting brokers to be used in portfolio transactions, the Advisor's general guiding principal is to obtain the best overall execution for each trade, which is a combination of price and execution. With respect to execution, the Advisor considers a number of judgmental factors, including, without limitation, the actual handling of the order, the ability of the broker to settle the trade promptly and accurately, the financial standing of the broker, the ability of the broker to position stock to facilitate execution, the Advisor's past experience with similar trades and other factors that may be unique to a particular order. Recognizing the value of these judgmental factors, the Advisor may select brokers who charge a brokerage commission that is higher than the lowest commission that might otherwise be available for any given trade. Consistent with the Rules of Fair Practice of the National Association Securities Dealers ("NASD") and such other policies as the Board of Trustees may determine, the Fund may also consider sales of shares of the Fund as a factor in the selection of brokers or dealers to execute portfolio transactions for the Fund. The Fund may also direct a portion of the Fund's brokerage transactions to certain brokers because of certain benefits received from those brokers, including, without limitation, a brokerage arrangement whereby the broker pays certain Fund expenses.

Under Section 28(e) of the Securities Exchange Act of 1934 and the Advisory Agreement, the Advisor is authorized to pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and/or research services provided by the broker. The research received by the Advisor may include, without limitation: information on the United States and other world economies; information on specific industries, groups of securities, individual companies, political and other relevant news developments affecting markets and specific securities; technical and quantitative information about markets; analysis of proxy proposals affecting specific companies; accounting and performance systems that allow the Advisor to determine and track investment results; and trading systems that allow the Advisor to interface electronically with brokerage firms, custodians and other providers. Research is received in the form of written reports, telephone contacts, personal meetings, research seminars, software programs and access to computer databases. In some instances, research products or services received by the Advisor may also be used by the Advisor for functions that are not research related (i.e. not related to the making of investment decisions). Where a research product or service has a mixed use, the Advisor will make a reasonable allocation according to its use and will pay for the non-research function in cash using its own funds.

The research and investment information services described above make available to the Advisor for its analysis and consideration the views and information of individuals and research staffs of other securities firms. These services may be useful to the Advisor in connection with advisory clients other than the Fund and not all such services may be useful to the Advisor in connection with the Fund. Although such information may be a useful supplement to the Advisor's own investment information in rendering services to the Fund, the value of such research and services is not expected to reduce materially the expenses of the Advisor in the performance of its services under the Advisory Agreement and will not reduce the management fees payable to the Advisor by the Fund.

The Fund may invest in securities traded in the over-the-counter market. Transactions in the over-the-counter market are generally transactions with dealers and the costs of such transactions involve dealer spreads rather than brokerage commissions. The Fund, where possible, deals directly with the dealers who make a market in the securities involved except in those circumstances where better prices and/or execution are available elsewhere. When a transaction involves exchange listed securities, the Advisor considers the advisability of effecting the transaction with a broker which is not a member of the securities exchange on which the security to be purchased is listed or effecting the transaction in the institutional market.

Aggregated Trades. While investment decisions for the Fund are made independently of the Advisor's other client accounts, the Advisor's other client accounts may invest in the same securities as the Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or accounts in executing transactions. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or account, the transaction will be averaged as to price and available investments allocated as to amount in a manner which the Advisor believes to be equitable to the Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund.

Portfolio Turnover. The annualized portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover of the Fund may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements that enable the Fund to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making Fund decisions, and the Fund may engage in short-term trading to achieve its investment objectives.

                            DESCRIPTION OF THE TRUST

The Trust, which is a statutory trust organized under Delaware law on December 10, 2003, is an open-end management investment company. The Trust's Declaration of Trust ("Trust Instrument") authorizes the Trustees to divide shares into series, each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series. The Trust currently consists of one series: the Merit High Yield Fund. The shares of the Fund are divided into two Classes ("Class A" and "Class M") as described in the Prospectuses. Additional series and/or classes may be created from time to time. The number of shares in the Trust shall be unlimited. When issued for payment as described in each of the Prospectuses and this SAI, shares of the Fund will be fully paid and non-assessable and shall have no preemptive or conversion rights.

In the event of a liquidation or dissolution of the Trust or an individual series, such as the Fund, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series. Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder. If there are any assets, income, earnings, proceeds, funds or payments, that are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.

Shareholders are entitled to one vote for each full share and a fractional vote for each fractional share held. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees, and in this event, the holders of the remaining shares voting will not be able to elect any Trustees. Rights of shareholders cannot be modified by less than a majority vote.

The Trustees will hold office indefinitely, except that: (1) any Trustee may resign or retire and (2) any Trustee may be removed: (a) any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal; (b) at any meeting of shareholders of the Trust by a vote of two-thirds of the outstanding shares of the Trust; or (c) by a written declaration signed by shareholders holding not less than two-thirds of the outstanding shares of the Trust. In case a vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Otherwise, there will normally be no meeting of shareholders for the purpose of electing Trustees, and the Trust does not expect to have an annual meeting of shareholders.

The Trust Instrument provides that the Trustees will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from a Trustee's bad faith, willful misfeasance, gross negligence, or reckless disregard of duties. It also provides that all third parties shall look solely to the Trust property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Trust Instrument provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.


                     MANAGEMENT AND OTHER SERVICE PROVIDERS

The Trustees are responsible for the management and supervision of the Fund. The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Fund; and oversee activities of the Fund. This section of the SAI provides information about the persons who serve as Trustees and Officers to the Trust and Fund, respectively, as well as the entities that provide services to the Fund.

TRUSTEES AND OFFICERS. Following are the Trustees and Officers of the Trust, their age and address, their present position with the Trust or the Fund, and their principal occupation during the past five years. Those Trustees who are "interested persons" (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Advisor, are indicated in the table. The address of each Trustee and Officer of the Trust, unless otherwise indicated, is 11032 Quail Creek Road, Suite 105, Oklahoma City, Oklahoma 73120-6208.

                                    TRUSTEES

------------------------------ ------------- ----------- ----------------------------------- ------------- -----------------------
                                                                                              Number of
                                                                                              Portfolios
                               Position(s) Length of in Fund
        Name, Age and           held with    Time             Principal Occupation(s)          Complex      Other Directorships
           Address              Fund/Trust     Served           During Past 5 Years          Overseen by      Held by Trustee
                                                                                               Trustee
------------------------------ ------------- ----------- ----------------------------------- ------------- -----------------------
                                                      Independent Trustees
------------------------------ ------------- ----------- ----------------------------------- ------------- -----------------------
To be determined (  )          Trustee       Since       .                                        1
                                             __/2004
------------------------------ ------------- ----------- ----------------------------------- ------------- -----------------------
To be determined               Trustee       Since                                                1                 None
                                             __/2004
------------------------------ ------------- ----------- ----------------------------------- ------------- -----------------------
                                                      Interested Trustees*
------------------------------ ------------- ----------- ----------------------------------- ------------- -----------------------
To be determined               Trustee,      Since                                                1                 None
                               Treasurer     __/2004
------------------------------ ------------- ----------- ----------------------------------- ------------- -----------------------
            * The Interested  Trustee is an Interested  Trustee because he is an officer and employee of the Advisor.

                                                                     OTHER OFFICERS

------------------------------ ------------- ----------- ----------------------------------- ------------- -----------------------
To be determined               President     Since                                               n/a                n/a
                                             __/2004
------------------------------ ------------- ----------- ----------------------------------- ------------- -----------------------
C. Frank Watson III (33)       Secretary     Since       Mr.  Watson has been the President      n/a                n/a
The Nottingham Company                       __/2004     and  Chief  Operating  Officer  of
116 South Franklin Street                                The   Nottingham   Company,    the
Post Office Box 69                                       Fund's    administrator,     since
Rocky Mount, NC  27802                                   1999.  Mr. Watson  previously  was
                                                         the  Chief  Operating  Officer  of
                                                         The Nottingham Company.
------------------------------ ------------- ----------- ----------------------------------- ------------- -----------------------
Julian G. Winters (34)         Asst.         Since       Mr.  Winters  has  been  the  Vice      n/a                n/a
The Nottingham Company         Secretary     __/2004     President      of       Compliance
116 South Franklin Street      and    Asst.              Administration  at The  Nottingham
Post Office Box 69             Treasurer                 Company  since 1998.  Mr.  Winters
Rocky Mount, NC  27802                                   previously  was a Fund  Accountant
                                                         at The Nottingham Company.
------------------------------ ------------- ----------- ----------------------------------- ------------- -----------------------

Trustee Standing Committees. The Trustees have established the following standing committees:

         Audit Committee: All of the Independent Trustees are members of the Audit Committee. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, reviews the results of the annual audits of the Fund's financial statements, and interacts with the Fund's independent auditors on behalf of all the Trustees. The Audit Committee also serves as the Trust's qualified legal compliance committee and, as such, receives, investigates and makes recommendations as to appropriate remedial action in connection with, any report of evidence of a material violation of securities laws or breach of fiduciary duty or similar violation by the Trust, its officers, trustees or agents. The Audit Committee operates pursuant to an Audit Committee Charter and meets periodically as necessary.

         Nominating Committee: All of the Independent Trustees are members of the Nominating Committee. The Nominating Committee nominates, selects and appoints independent trustees to fill vacancies on the Board of Trustees and to stand for election at meeting of the shareholders of the Trust. The Nominating Committee meets only as necessary. The Nominating Committee generally will not consider nominees recommended by shareholders of the Trust.

         Proxy Voting Committee: All of the Independent Trustees are members of the Proxy Voting Committee. The Proxy Voting Committee will determine how the Fund should cast its vote, if called upon by the Board or the Advisor, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interests of the Fund's shareholders, on the one hand, and those of the Fund's Advisor, principal underwriter or an affiliated person of the Fund, its investment advisor, or principal underwriter, on the other hand. The Proxy Voting Committee will also review the Trust's Proxy Voting Policy and recommend any changes to the Board as it deems necessary or advisable. The Proxy Voting Committee meets only as necessary.

Beneficial Equity Ownership Information. The table below shows for each Trustee, the amount of equity securities of the Fund beneficially owned by each Trustee, and the aggregate value of all investments in equity securities of the Fund complex, as of valuation date of December 31, 2002 and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D =
$50,001-$100,000; and E = over $100,000.

------------------------- ------------------------------------- -----------------------------------
                                                                 Aggregate Dollar Range of Equity
                                                                   Securities in All Registered
                                                                  Investment Companies Overseen
                                                                     By Trustee in Family of
    Name of Trustee        Dollar Range of Equity Securities          Investment Companies*
                                   in the Fund
------------------------- ------------------------------------- -----------------------------------
                                       Independent Trustees
------------------------- ------------------------------------- -----------------------------------
To be determined                           A                                    A
------------------------- ------------------------------------- -----------------------------------
To be determined                           A                                    A
------------------------- ------------------------------------- -----------------------------------

                                       Interested Trustees

---------------------------------------------------------------------------------------------------
To be determined                           A                                    A
------------------------- ------------------------------------- -----------------------------------

     *Family of Investment Companies for the Merit Advisors Investment Trust.

Ownership In Fund Affiliates. None of the Trustees who are independent, nor members of their immediate families, own securities beneficially or of record in the Advisor, the Sub-Advisor, the Fund's distributor or any affiliate of the Advisor, Sub-Advisor or distributor.

Approval of the Investment Advisory Agreement. As discussed in the "Investment Advisor" section below, the Trustees must specifically approve the Advisory Agreement with the Advisor and the renewal and continuance thereof. In evaluating whether to approve the Advisory Agreement, the Trustees reviewed information and materials provided by the Advisor relating to the Advisor and its proposed services to the Fund, as well as other materials and comparative reports provided by the Fund's other service providers, including Fund Counsel.

In deciding on whether to approve the Advisory Agreement, the Trustees considered numerous factors, including: (i) the nature and extent of the services provided by the Advisor; (ii) the Advisor's personnel and methods of operating, (iii) overall expenses of the Fund including the Expense Limitation

Agreement between the Trust on behalf of the Fund and the Advisor; (iv) the financial condition of the Advisor; (v) the Advisor's investment strategy for the Fund and (vi) the Advisor's investment sub-advisor contract with the Sub-Advisor ("Sub-Advisory Agreement"), including the services being provided by the Sub-Advisor.

Based upon its evaluation of the information, materials and factors described above, the Trustees concluded for the Fund: (i) that the terms of the Advisory Agreement were reasonable and fair; (ii) that the fees to be paid to the Advisor under the Advisory Agreement and the Fund's expense ratio as compared to similar funds are reasonable and fair; (iii) that they were satisfied with the Advisor's proposed services, personnel and investment strategy; (iv) that they were satisfied with the Sub-Advisor Agreement; and (v) that it was in the best interest of the Trust and the Fund to enter into the Advisory Agreement. Therefore, the Trustees, including the Trustees who are not a party to the Advisory Agreement or interested persons of the Advisor, unanimously approved the Advisory Agreement for the Fund for an initial two year period.

Approval  of  the  Investment   Sub-Advisory  Agreement.  As  discussed  in  the
"Investment Sub-Advisor" section below, the Trustees have approved the Sub-Advisory Agreement between the Advisor and the Sub-Advisor and the renewal and continuance thereof. In evaluating whether to approve the Sub-Advisory Agreement, the Trustees reviewed information and materials provided by the Advisor and Sub-Advisor relating to the Sub-Advisor and its proposed services to the Advisor and the Fund, as well as other materials and comparative reports provided by the Fund's other service providers, including Fund Counsel. Based upon its evaluation of the information, materials and factors described above, the Trustees concluded for the Fund: (i) that they were satisfied with the terms and conditions of Sub-Advisor Agreement. Therefore, the Trustees, including the Trustees who are not a party to the Sub-Advisor Agreement or interested persons of the Sub-Advisor, unanimously approved the Sub-Advisory Agreement as it relates to the Fund for an initial two year period.


Compensation. Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust. Other Trustees receive $2000.00 each year plus $250 per Fund per meeting attended in person and $150 per Fund per meeting attended by telephone. The Trust reimburses each Trustee and Officer of the Trust for his or her travel and other expenses relating to attendance at such meetings.

------------------------- -------------------------- ------------------------ ---------------------- ---------------------------
                                                                                                      Total Compensation From
                                                      Pension or Retirement     Estimated Annual           Fund and Fund
                           Aggregate Compensation      Benefits Accrued As        Benefits Upon      Complex Paid to Trustees**
Name of Trustee                From the Fund*         Part of Fund Expenses        Retirement
------------------------- -------------------------- ------------------------ ---------------------- ---------------------------
                                                     Independent Trustees
------------------------- -------------------------- ------------------------ ---------------------- ---------------------------
To be determined                  $2700.00                    None                    None                    $2700.00
------------------------- -------------------------- ------------------------ ---------------------- ---------------------------
To be determined                  $2700.00                    None                    None                    $2700.00
------------------------- -------------------------- ------------------------ ---------------------- ---------------------------
                                                      Interested Trustees
------------------------- -------------------------- ------------------------ ---------------------- ---------------------------
To be determined                    None                      None                    None                      None
------------------------- -------------------------- ------------------------ ---------------------- ---------------------------

     * Figures are estimates for the fiscal year ending ____, 2004.
     ** Each of the Trustees serves as a Trustee to the one fund of the Trust.

CODES OF ETHICS. The Trust, the Advisor and the Sub-Advisor each have adopted a code of ethics, as required under Rule 17j-1 of the 1940 Act, which is designed to prevent affiliated persons of the Trust, the Advisor and the Sub-Advisor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code). The code permits employees and officers of the Trust, the Advisor and the Sub-Advisor to invest in securities, subject to certain restrictions and pre-approval requirements. In addition, the code requires that portfolio managers and other investment personnel of the Advisor and Sub-Advisor report their personal securities transactions and holdings, which are reviewed for compliance with the code of ethics.

PROXY VOTING POLICIES. To the extent that the Fund invests in voting securities, the Trust has adopted a proxy voting and disclosure policy that delegates to the Advisor the authority to vote proxies for the Fund, subject to oversight of the Trustees. A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to this SAI.

After June 30, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Fund at 1-800-__-___ and (2) on the SEC's website at http://www.sec.gov.

PRINCIPAL HOLDERS OF VOTING SECURITIES. As of January __, 2004, the Trustees and Officers of the Trust as a group owned beneficially (i.e., had direct or indirect voting and/or investment power) 0% of the then outstanding shares of the Fund. On the same date, no shareholders owned of record more than 5% of the outstanding shares of beneficial interest of the Fund. In addition, no person is known by the Trust to be the beneficial owner of more than 5% of the outstanding shares of the Fund as of January __, 2004.

INVESTMENT ADVISOR. Information about the Advisor, Merit Advisors, Inc., 11032 Quail Creek Road, Suite 105, Oklahoma 73120-6208 and its duties and compensation as Advisor is contained in the Prospectuses. The Advisor currently has approximately $445 million under management.

The Advisor supervises the Fund's investments pursuant to the Advisory Agreement. The Advisory Agreement is effective for an initial two-year period and will be renewed thereafter only so long as such renewal and continuance is specifically approved at least annually by the Trustees or by vote of a majority of the Fund's outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party. The Advisory Agreement is terminable without penalty on 60-days' notice by the Trustees or by vote of a majority of the outstanding voting securities of the Fund. The Advisory Agreement provides that it will terminate automatically in the event of its "assignment," as such term is defined in the 1940 Act.

The Advisor manages the Fund's investments in accordance with the stated policies of the Fund, subject to the approval of the Trustees. The Advisor is responsible for investment decisions, and provides the Fund with portfolio managers who are authorized by the Trustees to execute purchases and sales of securities. A management team consisting of J. Paul Cunningham and Donald L. Dillingham is responsible for the day-to-day management of the Fund's portfolio.

Under the Advisory Agreement, the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of such Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services; or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Advisor in the performance of its duties; or from its reckless disregard of its duties and obligations under the Agreement.

The Advisor will receive a monthly management fee equal to an annual rate of 0.85% the Fund's net assets. In addition, the Advisor and the Fund have entered into an Expense Limitation Agreement under which the Advisor has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses and payments, if any, under the Rule 12b-1 Plan) to not more than __% of the average daily net assets of the Fund for the fiscal year ending __, 2004. As a result, the Fund's "Total Annual Fund Operating Expenses" (excluding interest, taxes, brokerage fees and commissions and extraordinary expenses) will be limited to ___%, as indicated in the Prospectus. It is expected that the contractual agreement will continue from year-to-year provided such continuance is approved by the Board of Trustees of the Fund.

INVESTMENT SUB-ADVISOR. Information about the Sub-Advisor, Avondale Investments, LLC, 211 North Robinson, Suite 200, Oklahoma City, Oklahoma 73102 and its duties and compensation as Sub-Advisor is contained in the Prospectuses. The Sub-Advisor currently has approximately $1 million under management.

The Sub-Advisor assists the Advisor in supervising the Fund's investments pursuant to the Sub-Advisory Agreement. The Sub-Advisory Agreement is effective for an initial two-year period and will be renewed thereafter only so long as such renewal and continuance is specifically approved at least annually by the Trustees or by vote of a majority of the Fund's outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not parties to the Sub-Advisor Agreement or interested persons of any such party. The Sub-Advisory Agreement is terminable without penalty on 60-days' notice by the Trustees or by vote of a majority of the outstanding voting securities of the Fund. The Sub-Advisory Agreement provides that it will terminate automatically in the event of its "assignment," as such term is defined in the 1940 Act.

Under the Sub-Advisory Agreement, the Sub-Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of such Sub-Advisor Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services; or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Sub-Advisor in the performance of its duties; or from its reckless disregard of its duties and obligations under the Agreement.

The Sub-Advisor will receive a monthly management fee from the Advisor equal to an annual rate of 0.375% the Fund's net assets. The Fund does not pay a direct fee to the Sub-Advisor.

ADMINISTRATOR.  The Trust has  entered  into a Fund  Accounting  and  Compliance
Administration Agreement with The Nottingham Management Company d/b/a The Nottingham Company ("Administrator"), 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069, pursuant to which the Administrator will receive an administration fee at the following annual rates: on the first $50 million of the Fund's net assets, 0.175%; on the next $50 million, 0.150%; on the next $50 million; 0.125%; on the next $50 million; 0.10%; and on all assets over $200 million, 0.075%, with a minimum administration fee of $2,000 per month. In addition, the Administrator will receive a monthly fund accounting fee of $2,250 for the first class of shares of the Fund and $750 for each additional class of shares of the Fund and an asset based fee of 1 basis point for accounting and recordkeeping services for the Fund. The Administrator will also receive the following to procure and pay the custodian for the Trust: 0.02% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million plus certain transaction costs with a minimum annual fee of $4,800. The Administrator will also charge the Fund for certain costs involved with the daily valuation of investment securities and will be reimbursed for out-of-pocket expenses.

The Administrator will perform the following services for the Fund: (1) procure on behalf of the Trust, and coordinate with, the custodian and monitor the services it provides to the Fund; (2) coordinate with and monitor any other third parties furnishing services to the Fund; (3) provide the Fund with necessary office space, telephones, and other communications facilities and personnel competent to perform administrative and clerical functions for the Fund; (4) assist or supervise the maintenance by third parties of such books and records of the Fund as may be required by applicable federal or state law; (5) assist or supervise the preparation by third parties of all federal, state, and local tax returns and reports of the Fund required by applicable law; (6) prepare and, after approval by the Trust, file and arrange for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law; (7) assist in the preparation of and, after approval by the Trust, arrange for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law; (8) review and submit to the officers of the Trust for their approval invoices or other requests for payment of Fund expenses and instruct the custodian to issue checks in payment thereof; and (9) take such other action with respect to the Fund as may be necessary in the opinion of the Administrator to perform its duties under the agreement. The Administrator also provides certain accounting and pricing services for the Fund.

TRANSFER AGENT. The Trust has entered into a Dividend Disbursing and Transfer Agent Agreement with North Carolina Shareholder Services, LLC d/b/a NC Shareholder Services, LLC ("Transfer Agent"), a North Carolina limited liability company, to serve as transfer, dividend paying, and shareholder servicing agent for the Fund. The Transfer Agent will be compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,750 per month, plus $500 per month for each additional class of shares. In addition, the Transfer Agent shall be entitled to reimbursement of actual out-of-pocket expenses incurred by the Transfer Agent on behalf of the Trust or the Fund. The address of the Transfer Agent is 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365.

DISTRIBUTOR. The Fund will conduct a continuous offering of its securities. Capital Investment Group, Inc. ("Distributor"), Post Office Box 32249, Raleigh, North Carolina 27622, acts as the underwriter and distributor of the Fund's shares for the purpose of facilitating the registration of shares of the Fund under state securities laws and to assist in sales of Fund shares pursuant to a Distribution Agreement ("Distribution Agreement") approved by the Trustees. In this regard, the Distributor has agreed at its own expense to qualify as a broker-dealer under all applicable federal or state laws in those states which the Fund shall from time to time identify to the Distributor as states in which it wishes to offer its shares for sale, in order that state registrations may be maintained for the Fund. The Distributor is a broker-dealer registered with the SEC and a member in good standing of the National Association of Securities Dealers, Inc. The Distribution Agreement may be terminated by either party upon 60-days' prior written notice to the other party.

DISTRIBUTION PLAN UNDER RULE 12B-1. The Fund has adopted separate Distribution Plans (collectively "Plans" or individually "Plan") pursuant to Rule 12b-1 of the 1940 Act for the Class A Shares ("Class A Plan") and Class M Shares ("Class M Plan") (see "Management of the Fund - Distribution Plan" in the respective Prospectus for Class A Shares and Class M Shares). As required by Rule 12b-1, the each Plan (together with the Distribution Agreement) was approved by the Trustees and separately by a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan and the Distribution Agreement. Each Plan provides that the Trust's Distributor or Treasurer shall provide to the Trustees, at least quarterly, a written report of the amounts expended pursuant to such Plan and the purposes of such expenditures. The Trustees will take into account the expenditures for purposes of reviewing operations under each Plan and in connection with their annual consideration of renewal of such Plan.

Potential benefits of each Plan to the Fund include improved shareholder services, savings to the Fund in transfer agency fees as a percentage of assets (unless and until the Fund has a sufficient number of accounts to exceed the minimum monthly transfer agency fees), savings to the Fund in certain operating expenses, benefits to the investment process through growth and stability of assets, and maintenance of a financially healthy management organization. The continuation of each Plan must be considered by the Trustees annually.

Under the Class A Plan the Fund may expend up to 0.25% of the Fund's average daily net assets annually to pay for any activity primarily intended to result in the sale of shares of the Fund and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made. Such expenditures paid as service fees to any person who sells shares may not exceed 0.25% of the Fund's average annual net asset value.

Under the Class M Plan the Fund may expend up to 1.00% of the Fund's average daily net assets annually to pay for any activity primarily intended to result in the sale of shares of the Fund and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made. Such expenditures paid as service fees to any person who sells shares may not exceed 0.25% of the Fund's average annual net asset value.

The Distributor has indicated that it expects its expenditures under each Plan to include, without limitation: (a) the printing and mailing of Fund prospectuses, statements of additional information, any supplements thereto and shareholder reports for prospective shareholders with respect to the Plan's class of shares of the Fund; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to Plan's class of shares of the Fund; (c) obtaining information and providing explanations to wholesale and retail distributors of contracts regarding Fund investment objectives and policies and other information about the Fund, including the performance of the Fund; (d) training sales personnel regarding the Plan's class of shares of the Fund; and
(e) financing any activity that the Distributor determines is primarily intended to result in the sale of Fund shares. Under each Plan, the Distributor is compensated regardless of its out-of-pocket expenditures. The Fund does not participate in any joint distribution activities with other investment companies nor is the Fund aware of any interested person of the Fund or any trustee who is not an interested person of the Fund having any direct or indirect financial interest in the Plans or related agreements.

CUSTODIAN. Wachovia Bank, N.A. ("Custodian"), 123 South Broad Street, Institutional Custody - PA4942, Philadelphia, Pennsylvania 19109, serves as custodian for the Fund's assets. The Custodian acts as the depository for the Fund, safekeeps its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Fund's request and maintains records in connection with its duties as Custodian. For its services as Custodian, the Custodian is entitled to receive from the Administrator an annual fee based on the average net assets of the Fund held by the Custodian plus additional out-of-pocket and transaction expenses incurred by the Fund.

INDEPENDENT AUDITORS. The Trustees have selected the firm of Deloitte & Touche LLP, 2500 One PPG Place, Pittsburgh, Pennsylvania 15222, to serve as independent auditors for the Fund for the current fiscal year and to audit the annual financial statements of the Fund, prepare the Fund's federal, state and excise tax returns, and consult with the Fund on matters of accounting and federal and state income taxation.

Independent auditors will audit the financial statements of the Fund at least once each year. Shareholders will receive annual audited and semi-annual (unaudited) reports when published and written confirmation of all transactions in their account. A copy of the most recent Annual Report will accompany the SAI whenever a shareholder or a prospective investor requests it.

LEGAL COUNSEL. Parker Poe Adams and Bernstein L.L.P., Three Wachovia Center, 401 South Tryon Street, Suite 3000, Charlotte, North Carolina 28202 serves as legal counsel to the Trust and the Fund.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Reference is made to "Purchasing Shares" and "Redeeming Shares" in the Prospectus for more information concerning how to purchase and redeem shares. The following information supplements the information regarding share purchases and share redemption in the Prospectus:

PURCHASES. Shares of the Fund will be offered and sold on a continuous basis. The purchase price of shares of the Fund is the net asset value next determined after the order is received. Net Asset Value is normally determined at the time regular trading closes on the New York Stock Exchange ("NYSE") on days the NYSE is trading, as described under "Net Asset Value" below. An order received prior to the time regular trading closes on the NYSE will be executed at the price computed on the date of receipt and an order received after the time regular trading closes on the NYSE will be executed at the price computed as of that time on the next business day.

The Fund reserves the right in its sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund and its shareholders, and
(iii) to reduce or to waive the minimum for initial and subsequent investments under circumstances where certain economies can be achieved in sales of Fund shares.

SALES CHARGES. The public offering price of the Class A Shares of the Fund equals net asset value plus a sales charge. The Distributor receives this sales charge as Distributor and may reallow it in the form of dealer discounts and brokerage commissions as follows:

                                                Sales               Sales
                                              Charge As           Charge As         Dealers Discounts
                                              % of Net           % of Public          and Brokerage
        Amount of Transaction                  Amount             Offering         Commissions as % of
      At Public Offering Price                Invested              Price         Public Offering Price

     Less than $50,000.......................    4.99%               4.75%                4.25%
     $50,000 to $99,999......................    4.71%               4.50%                4.00%
     $100,000 to $249,999....................    3.63%               3.50%                3.00%
     $250,000 to $499,999....................    2.56%               2.50%                2.25%
     $500,000 to $999,999....................    2.04%               2.00%                1.75%
     $1,000,000 and over.....................   0.50%*               0.50%*      0.25%


From time to time dealers who receive dealer discounts and brokerage commissions from the Distributor may reallow all or a portion of such dealer discounts and brokerage commissions to other dealers or brokers. Pursuant to the terms of the Distribution Agreement, the sales charge payable to the Distributor and the dealer discounts may be suspended, terminated, or amended.

Dealers. The dealer discounts and brokerage commissions schedule above applies to all dealers who have agreements with the Distributor. The Distributor, at its expense, may also provide additional compensation to dealers in connection with sales of shares of the Fund. Compensation may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding the Fund, and/or other dealer-sponsored special events. In some instances, this compensation may be made available only to certain dealers whose representatives have sold or are expected to sell a significant amount of such shares. Compensation may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United

States for meetings or seminars of a business nature. Dealers may not use sales of the Fund shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by the Fund or its shareholders.

Reduced Sales Charges

      Concurrent Purchases. For purposes of qualifying for a lower front-end sales charge for Class A Shares, investors have the privilege of combining concurrent purchases of the Fund and one or more future series of the Trust affiliated with the Adviser and sold with a similar or higher sales charge. For example, if a shareholder concurrently purchases shares in one of the future series of the Trust affiliated with the Adviser and sold with a similar or higher sales charge at the total public offering price of $50,000, and purchase Class A Shares in the Fund at the total public offering price of $50,000, the sales charge would be that applicable to a $100,000 purchase as shown in the appropriate table above. This privilege may be modified or eliminated at any time or from time to time by the Trust without notice thereof.

      Rights of Accumulation. Pursuant to the right of accumulation, investors are permitted to purchase Class A Shares at the public offering price applicable to the total of (a) the total public offering price of the Class A Shares of the Fund then being purchased plus (b) an amount equal to the then current net asset value of the purchaser's combined holdings of the shares of all of the series of the Trust affiliated with the Adviser and sold with a similar or higher sales charge. To receive the applicable public offering price pursuant to the right of accumulation, investors must, at the time of purchase, provide sufficient information to permit confirmation of qualification, and confirmation of the purchase is subject to such verification. This right of accumulation may be modified or eliminated at any time or from time to time by the Trust without notice.

      Letters of Intent. Investors may qualify for a lower sales charge for Class A Shares by executing a letter of intent. A letter of intent allows an investor to purchase Class A Shares of the Fund over a 13-month period at reduced sales charges based on the total amount intended to be purchased plus an amount equal to the then current net asset value of the purchaser's combined holdings of the shares of all of the series of the Trust affiliated with the Adviser and sold with a sales charge. Thus, a letter of intent permits an investor to establish a total investment goal to be achieved by any number of purchases over a 13-month period. Each investment made during the period receives the reduced sales charge applicable to the total amount of the intended investment.

The letter of intent does not obligate the investor to purchase, or the Fund to sell, the indicated amount. If such amount is not invested within the period, the investor must pay the difference between the sales charge applicable to the purchases made and the charges previously paid. If such difference is not paid by the investor, the Fund is authorized by the investor to liquidate a sufficient number of shares held by the investor to pay the amount due. On the initial purchase of shares, if required (or subsequent purchases, if necessary) shares equal to at least five percent of the amount indicated in the letter of intent will be held in escrow during the 13-month period (while remaining registered in the name of the investor) for this purpose. The value of any shares redeemed or otherwise disposed of by the investor prior to termination or completion of the letter of intent will be deducted from the total purchases made under such letter of intent.

A 90-day backdating period can be used to include earlier purchases at the investor's cost (without a retroactive downward adjustment of the sales charge); the 13-month period would then begin on the date of the first purchase during the 90-day period. No retroactive adjustment will be made if purchases exceed the amount indicated in the letter of intent. Investors must notify the Fund whenever a purchase is being made pursuant to a letter of intent.

Investors electing to purchase shares pursuant to a letter of intent should carefully read the letter of intent, which is included in the Fund Shares Application accompanying the Prospectus for the Investor Class Shares or is otherwise available from the Fund. This letter of intent option may be modified or eliminated at any time or from time to time by the Trust without notice.

      Reinvestments. Investors may reinvest, without a sales charge, proceeds from a redemption of Class A Shares in Class A Shares or in shares of another series of the Trust affiliated with the Adviser and sold with a similar sales charge, within 90 days after the redemption. If the other fund charges a sales charge higher than the sales charge the investor paid in connection with the shares redeemed, the investor must pay the difference. In addition, the shares of the fund to be acquired must be registered for sale in the investor's state of residence. The amount that may be so reinvested may not exceed the amount of the redemption proceeds, and a written order for the purchase of such shares must be received by the Fund within 90 days after the effective date of the redemption.

If an investor realizes a gain on the redemption, the reinvestment will not affect the amount of any federal capital gains tax payable on the gain. If an investor realizes a loss on the redemption, the reinvestment may cause some or all of the loss to be disallowed as a tax deduction, depending on the number of shares purchased by reinvestment and the period of time that has elapsed after the redemption, although for tax purposes, the amount disallowed is added to the cost of the shares acquired upon the reinvestment.

      Purchases by Related Parties and Groups. Reductions in front-end sales charges apply to purchases by a single "person," including an individual, members of a family unit consisting of a husband, wife and children under the age of 21 purchasing securities for their own account, or a trustee or other fiduciary purchasing for a single fiduciary account or single trust estate.

Reductions in sales charges also apply to purchases by individual members of a "qualified group." The reductions are based on the aggregate dollar value of shares purchased by all members of the qualified group and still owned by the group plus the shares currently being purchased. For purposes of this paragraph, a qualified group consists of a "company," as defined in the 1940 Act, which has been in existence for more than six months and which has a primary purpose other than acquiring shares of the Fund at a reduced sales charge, and the "related parties" of such company. For purposes of this paragraph, a "related party" of a company is: (i) any individual or other company who directly or indirectly owns, controls, or has the power to vote five percent or more of the outstanding voting securities of such company; (ii) any other company of which such company directly or indirectly owns, controls, or has the power to vote five percent of more of its outstanding voting securities; (iii) any other company under common control with such company; (iv) any executive officer, director or partner of such company or of a related party; and (v) any partnership of which such company is a partner.

      Sales at Net Asset Value. To encourage investment in the Fund, the Fund may sell shares at a purchase price equal to the net asset value of such shares, without a sales charge, to Trustees, officers, and employees of the Trust, the Fund and the Adviser, and to employees and principals of related organizations and their families, and certain parties related thereto, including clients and related accounts of the Adviser. Clients of investment advisers and financial planners may also purchase Class A Shares at net asset value, without a sales charge, if the investment adviser or financial planner has made arrangements to permit them to do so with the Fund or the Distributor. The public offering price of shares of the Fund may also be reduced to net asset value per share in connection with the acquisition of the assets of or merger or consolidation with a personal holding company or a public or private investment company.


REGULAR ACCOUNTS. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans, and others, investors are free to make additions and withdrawals to or from their account as often as they wish. When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor's registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a confirmation statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date, along with a summary of the status of the account as of the transaction date. As stated in the Prospectus, share certificates are not issued.

AUTOMATIC INVESTMENT PLAN. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Administrator will automatically charge the checking account for the amount specified ($100 minimum) which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

REDEMPTIONS. The Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the NYSE is closed for other than customary weekend and holiday closings, or that trading on the NYSE is restricted as determined by the SEC (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or to determine fairly the value of its assets; and (iii) for such other periods as the SEC may permit. The Fund may also suspend or postpone the recordation of the transfer of shares upon the occurrence of any of the foregoing conditions. Any redemption may be more or less than the shareholder's cost depending on the market value of the securities held by the Fund. No charge is made by the Fund for redemptions other than the possible charge for wiring redemption proceeds.

INVOLUNTARY REDEMPTIONS. In addition to the situations described in the Prospectuses under "Redeeming Fund Shares," the Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Prospectus from time to time.

SYSTEMATIC WITHDRAWAL PLAN. Shareholders owning shares of the Fund valued at more than $10,000 may establish a systematic withdrawal plan ("Systematic Withdrawal Plan"). A shareholder may receive monthly or quarterly payments, in amounts of not less than $100 per payment, by authorizing the Fund to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September, and December) in order to make the payments requested. The Fund has the capability of electronically depositing the proceeds of the systematic withdrawal directly to the shareholders personal bank account ($5,000 minimum per bank wire). Instructions for establishing this service are included in the Fund Shares Application, enclosed in the Prospectus, or are available by calling the Fund. If the shareholder prefers to receive his systematic withdrawal proceeds in cash, or if such proceeds are less than the $5,000 minimum for a bank wire, checks will be made payable to the designated recipient and mailed within seven days of the valuation date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the application (see "Redeeming Shares - Signature Guarantees" in the Prospectuses). A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles, and required number of signatures authorized to act on its behalf. The application must be signed by a duly authorized officer(s) and the corporate seal affixed. No redemption fees are charged to shareholders under this plan. Costs in conjunction with the administration of the plan are borne by the Fund. Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses. The Systematic Withdrawal Plan may be terminated at any time by the Fund upon 60-days' written notice or by a shareholder upon written notice to the Fund. Applications and further details may be obtained by calling the Fund at 1-8______-or by writing to:

                              Merit High Yield Fund
                           c/o NC Shareholder Services
                            116 South Franklin Street
                              Post Office Box 4365
                     Rocky Mount, North Carolina 27803-0365

OTHER INFORMATION. If an investor realizes a gain on the redemption, the reinvestment will not affect the amount of any federal capital gains tax payable on the gain. If an investor realizes a loss on the redemption, the reinvestment may cause some or all of the loss to be disallowed as a tax deduction, depending on the number of shares purchased by reinvestment and the period of time that has elapsed after the redemption, although for tax purposes, the amount disallowed is added to the cost of the shares acquired upon the reinvestment.

A pattern of excessive frequent exchange transactions may be deemed by the Advisor to be an abusive practice that is not in the best interests of the shareholders of the Fund (see "Purchasing Shares - Frequent Trading" in the Prospectuses). Such a pattern may, at the discretion of the Advisor, be limited by the Fund's refusal to accept further purchase and/or exchange orders from an investor, after providing the investor with prior notice. The Trustees also reserve the right to suspend or terminate, or amend the terms of, the exchange privilege upon written notice to the shareholders.

                          SPECIAL SHAREHOLDER SERVICES

The Fund offers the following special shareholder services:

TRANSFER OF REGISTRATION. To transfer shares to another owner, send a written request to the Fund at the address shown above. Your request should include the following: (1) the Fund name and existing account registration; (2) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (3) the new account registration, address, social security or taxpayer identification number, and how dividends and capital gains are to be distributed; (4) signature guarantees (See the heading "Redeeming Shares - Signature Guarantees" in the Prospectus); and (5) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write the Fund.

EMPLOYEES AND AFFILIATES OF THE FUND. The Fund has adopted initial investment minimums for the purpose of reducing the cost to the Fund (and consequently to the shareholders) of communicating with and servicing its shareholders. In keeping with this purpose, a reduced minimum initial investment of $1,000 applies to Trustees, officers, and employees of the Fund; the Advisor and certain parties related thereto; including clients of the Advisor or any sponsor, officer, committee member thereof, or the immediate family of any of them. In addition, accounts having the same mailing address may be aggregated for purposes of the minimum investment if they consent in writing to sharing a single mailing of shareholder reports, proxy statements (but each such shareholder would receive his/her own proxy) and other Fund literature.


                                 NET ASSET VALUE

The net asset value and net asset value per share of the Fund normally is determined at the time regular trading closes on the NYSE (currently 4:00 p.m., New York time, Monday through Friday, except when the NYSE closes earlier). The Fund's net asset value is not computed on business holidays when the NYSE is closed. The NYSE recognizes the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Fourth of
July, Labor Day, Thanksgiving Day, and Christmas Day. Any other holiday recognized by the NYSE will be considered a business holiday on which the net asset value of the Fund will not be calculated.

In computing the Fund's net asset value, all liabilities incurred or accrued are deducted from its net assets. The resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result is the net asset value per share of the Fund.

Values are determined according to accepted accounting practices and all laws and regulations that apply. The assets of the Fund are valued as follows:

o Securities that are listed on a securities exchange are valued at the last quoted sales price at the time the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded by the Fund.

o Securities that are listed on an exchange and which are not traded on the valuation date are valued at the bid price.

o Unlisted securities for which market quotations are readily available are valued at the latest quoted sales price, if available, at the time of valuation, otherwise, at the latest quoted bid price.

o Temporary cash investments with maturities of 60 days or less will be valued at amortized cost, which approximates market value.

o Securities for which no current quotations are readily available are valued at fair value as determined in good faith using methods approved by the Trustees. Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

Subject to the provisions of the Trust Instrument determinations by the Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets, with respect to the Fund are conclusive.

In valuing the Fund's total assets, portfolio securities are generally valued at their market value. Instruments with maturities of sixty days or less are valued at amortized costs, which approximates market value. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal price procedures are valued at fair value as determined in good faith under policies approved by the Trustees.


                           ADDITIONAL TAX INFORMATION

The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders. The discussion here and in the Prospectus is not intended as a substitute for careful tax planning and is based on tax laws and regulations that are in effect on the date hereof; such laws and regulations may be changed by legislative, judicial, or administrative action. Investors are advised to consult their tax advisors with specific reference to their own tax situations.

Each series of the Trust, including the Fund, will be treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended, and intends to qualify or remain qualified as a regulated investment company. In order to so qualify, each series must elect to be a regulated investment company or have made such an election for a previous year and must satisfy certain requirements relating to the amount of distributions and source of its income for a taxable year. At least 90% of the gross income of each series must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, and other income derived with respect to the series' business of investing in such stock, securities or currencies. Any income derived by a series from a partnership or trust is treated as derived with respect to the series' business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by the series in the same manner as by the partnership or trust.

An investment company may not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year. In general, at least 50% of the value of its total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies and other securities which, with respect to any one issuer, do not represent more than 5% of the total assets of the fund nor more than 10% of the outstanding voting securities of such issuer. In addition, not more than 25% of the value of the fund's total assets may be invested in the securities (other than government securities or the securities of other regulated investment companies) of any one issuer. The Fund intends to satisfy all requirements on an ongoing basis for continued qualification as a regulated investment company.

The 2003 Jobs and Growth Tax Relief Reconciliation Act reduced the federal tax rate on most dividends paid by U.S. corporations to individuals after December 30, 2002. These qualifying corporate dividends are taxable at long-term capital gain tax rates. Some, but not all, of the dividends paid by the Fund may be taxable at the reduced long-term capital gains tax rate for individual shareholders. If the Fund designates a dividend as qualified dividend income, it generally will be taxable to individual shareholders at the long-term capital gains tax rate.

Taxable dividends paid by the Fund to corporate shareholders will be taxed at corporate income tax rates. Corporate shareholders may be entitled to a dividends received deduction ("DRD") for a portion of the dividends paid and designated by the Fund as qualifying for the DRD.

If the Fund designates a dividend as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares or whether received in cash or reinvested in additional shares. All taxable dividends paid by the Fund other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders, whether received in cash or reinvested in additional shares. To the extent the Fund engages in increased portfolio turnover, short-term capital gains may be realized, and any distribution resulting from such gains will be considered ordinary income for federal tax purposes.

Each series of the Trust, including the Fund, will designate (i) any dividend of qualified dividend income as a qualified dividend, (ii) any tax-exempt dividend as an exempt-interest dividend (iii) any distribution of long-term capital gains as a capital gain dividend and (iv) any dividend eligible for the corporate dividends received deduction as such in a written notice mailed to shareholders within 60 days after the close of the series' taxable year. Shareholders should note that, upon the sale or exchange of series shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.

A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each series of the Trust, including the Fund, intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

If for any taxable year a series does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions (whether or not derived from interest on tax-exempt securities) would be taxable as ordinary income to shareholders to the extent of the Fund's current and accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations.

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury a percentage equal to the fourth lowest tax rate for unmarried individuals (presently 28% for 2004) of taxable dividends or of gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to include properly on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so, or that they are "exempt recipients."

Depending upon the extent of the Fund's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities. In addition, in those states and localities that have income tax laws, the treatment of the Fund and its shareholders under such laws may differ from their treatment under federal income tax laws.

Dividends paid by the Fund to non-U.S. shareholders may be subject to U.S. withholding tax at the rate of 28% unless reduced by treaty (and the shareholder files a valid Internal Revenue Service Form W-8BEN with the Fund certifying foreign status and treaty eligibility) or the non-U.S. shareholder files an Internal Revenue Service Form W-8ECI with the Fund certifying that the investment to which the distribution relates is effectively connected to a United States trade or business of such non-U.S. shareholder (and, if certain tax treaties apply, is attributable to a United States permanent establishment maintained by such non-U.S. shareholder). The Fund may elect not to withhold the applicable withholding tax on any distribution representing a capital gain dividend to a non-U.S. shareholder.

The Fund will send shareholders information each year on the tax status of dividends and disbursements. A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation. Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or Fund shares and no matter how long the shareholder has held Fund shares, even if they reduce the net asset value of shares below the shareholder's cost and thus, in effect, result in a return of a part of the shareholder's investment.


                      ADDITIONAL INFORMATION ON PERFORMANCE

From time to time, the total return of the Fund may be quoted in advertisements, sales literature, shareholder reports, or other communications to shareholders. The "average annual total return" of the Fund refers to the average annual compounded rate of return over the stated period for a particular class of shares of the Fund that would equate an initial investment in that particular class of shares of the Fund at the beginning of the period to its ending redeemable value, assuming reinvestment of all dividends and distributions and deduction of all recurring charges, other than charges and deductions which may be imposed under the Fund's contracts. Performance figures will be given for the recent one, five or ten year periods or for the life of the Fund if it has not been in existence for any such periods. When considering "average annual total return" figures for periods longer than one year, it is important to note that the Fund's annual total return for any given year might have been greater or less than its average for the entire period. "Cumulative total return" represents the total change in value of an investment in the Fund for a specified period (again reflecting changes in Fund share prices and assuming reinvestment of Fund distributions).

The following is a brief description of how performance is calculated. Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one year, five years and ten years or since inception (as applicable). These are the average annual total rates of return that would equate the initial amount invested to the ending redeemable value.

The average annual total return (before taxes) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

                                  P(1+T)^n = ERV

Where    P = a hypothetical  initial  payment of $1,000
         T = average annual total return
         n = number of years
         ERV = Ending  Redeemable  Value of a  hypothetical  initial  payment of
               $1,000

The average annual total return (after taxes on distributions) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:
                                 P(1+T)^n = ATVd

Where    P = a hypothetical  initial  payment of $1,000
         T = average annual totalreturn (after taxes on distributions) n = number of years
         ATVD = Ending Redeemable Value of a hypothetical initial payment of $1,000, after taxes on fund distributions but not after taxes on redemption

The average annual total return (after taxes on distributions and sale of fund shares) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

                                 P(1+T)n = ATVDR

Where    P = a hypothetical initial payment of $1,000
         T = average  annual total  return  (after  taxes on  distributions  and redemptions)
         n = number of years
         ATVDR = Ending Redeemable Value of a hypothetical initial payment of $1,000, after taxes on fund distributions and redemption

The calculation of average annual total return and aggregate total return assume an initial $1,000 investment and that there is a reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. These performance quotations should not be considered as representative of the Fund's performance for any specified period in the future.

The Fund's performance may be compared in advertisements, sales literature, shareholder reports, and other communications to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance. In particular, the Fund may compare its performance to the S&P 500 Index, which is generally considered to be representative of the performance of unmanaged common stocks that are publicly traded in the United States securities markets. The Fund may also measure its performance against one or more appropriate Lipper Equity Indexes, which ranks the performance of mutual funds that have an objective of growth of capital. Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service or by one or more newspapers, newsletters, or financial periodicals. The Fund may also occasionally cite statistics to reflect its volatility and risk. The Fund may also compare its performance to other published reports of the performance of unmanaged portfolios of companies. The performance of such unmanaged portfolios generally does not reflect the effects of dividends or dividend reinvestment. The Fund may also compare its performance to other reports of the performance of managed accounts of the Advisor. Of course, there can be no assurance the Fund will experience the same results. Performance comparisons may be useful to investors who wish to compare the Fund's past performance to that of other mutual funds and investment products. Of course, past performance is not a guarantee of future results.

The Fund's performance fluctuates on a daily basis largely because net earnings and net asset value per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of total return as described above.

As indicated, from time to time the Fund may advertise its performance compared to similar funds or portfolios using certain indices, reporting services, and financial publications. These may include the following:

o Lipper Analytical Services, Inc., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

o Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Investors may use such indices in addition to the Fund's Prospectus to obtain a more complete view of the Fund's performance before investing. Of course, when comparing the Fund's performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons. When comparing funds using reporting services, or total return, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and to compute offering price. Advertisements and other sales literature for the Fund may quote total returns that are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.

From time to time the Fund may include in advertisements and other communications charts and illustrations relating to inflation and the effects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation. The Fund may also disclose from time to time information about its portfolio allocation and holdings at a particular date (including ratings of securities assigned by independent rating services such as S&P and Moody's). The Fund may also depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments, or economic indicators. The Fund may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as saving for retirement, children's education, or other future needs.

                              FINANCIAL STATEMENTS

 The audited Statement of Assets and Liabilities as of February __, 2004 for the Fund is included below.

                       APPENDIX A - DESCRIPTION OF RATINGS

The Fund will acquire from time to time certain securities and derivative securities thereof that are below the following minimum investment-grade rating criteria ("Below Investment-Grade Debt Securities") (or if not rated, of equivalent quality as determined by the Advisor). The various ratings used by the nationally recognized securities rating services are described below. These summarizations are based upon publicly available information provided by the applicable rating service.

A rating by a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Advisor believes that the quality of Below Investment-Grade Debt Securities in which the Fund may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating is evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.


Standard & Poor's(R) Ratings Services. The following summarizes the various ratings used by Standard & Poor's Ratings Services ("S&P"), a division of the McGraw-Hill Companies, Inc.:

Long-term issued credit ratings:

         AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity of the obligor to meet its financial commitment on the obligation.

         AA - Debt rated AA differs from AAA issues only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         A - Debt rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         BBB - Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         BB - Debt rated BB are less vulnerable to nonpayment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor`s inadequate capacity to meet its financial commitment on the obligation.

         B - Debt rated B are more vulnerable to nonpayment than debt rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

         CCC - Debt rated CCC are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

         CC - Debt rated CC are currently highly vulnerable to nonpayment.

         C - Subordinated debt or preferred stock obligations rated C are currently highly vulnerable to nonpayment. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A debt rated C also will be assigned to preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

         D - Debt rated D are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

To provide more detailed indications of credit quality, the AAA through CCC ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories. The "r" symbol is attached to the rating of instruments with significant noncredit risks.

Bonds rated BB, B, CCC, CC and C are considered by the Advisor to be Below Investment-Grade Debt Securities.

Short-term issue credit ratings:

         A-1 - A short term bond rated A-1 is rated the highest category by S&P. The obligor`s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with plus (+) sign. This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

         A-2 - A short term bond rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

         A-3 - A short term bond rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         B - A short term bond rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         C - A short term bond rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

         D - A short term bond rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during the grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


Moody's Investors Service, Inc. The following summarizes the various ratings used by Moody's Investors Service, Inc. ("Moody's"):

Long-term taxable bonds:

         Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A - Debt that is rated A possesses many favorable investment attributes and is to be considered as an upper medium-grade obligation. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa - Debt that is rated Baa is considered as a medium grade obligation, i.e., it is neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such debt lacks outstanding investment characteristics and in fact has speculative characteristics as well.

         Ba - Debt that is rated Ba is judged to have speculative elements. Their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during the good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B - Debt that is rated B generally lacks characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance other terms of the contract over any long period of time may be small.

         Caa - Debt that is rated Caa is of poor standing. Such issues may be in default or there are present elements of danger with respect to principal or interest.

         Ca - Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C - Bonds rated C are the lowest class of rated bonds and can be regarded as having extremely poor prospects of ever attaining an real investment standing.

Moody's applies numerical modifiers (l, 2 and 3) with respect to bonds rated Aa through Caa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. Advanced refunded issues that are secured by certain assets are identified with a # symbol.

Bonds that are rated Ba, B, Caa, Ca or C by Moody's are considered Below Investment-Grade Debt Securities by the Advisor.

Prime Rating System for short-term rating of taxable debt:

         Prime-1 - The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or supporting institutions) are considered to have a superior ability for repayment of short-term promissory obligations.

         Prime-2 - Issuers rated Prime-2 (or supporting institutions) are considered to have a strong ability for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings' trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate may be more affected by external conditions. Ample alternate liquidity is maintained.

         Prime-3 - Issuers rated Prime-3 have acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternative liquidity is maintained.

         Not Prime - Issuers do not fall within any Prime rating category.

Fitch Ratings. The following summarizes the various ratings used by Fitch, Inc. ("Fitch"):

Long-Term Ratings:

         Investment Grade:

         AAA - Highest credit quality. The rating AAA denotes that the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

         AA - Very high credit quality. The rating AA denotes a very low expectation o f credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         A - High credit quality. The rating A denotes a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher rating.

         BBB - Good credit quality. The rating BBB indicates that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

         Speculative Grade:

         BB - Speculative. The rating BB indicates that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may e available to allow financial commitments to be met. Securities rated in this category are not investment grade.

         B - Highly speculative. The rating B indicates that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business economic environment.

         CCC, CC, C- High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A rating CC indicates that default of some kind appears probable. A rating C signals imminent default.

         DD, DD, D - Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50% - 90% and "D" the lowest recovery potential, i.e., below 50%.

         Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect of repaying all obligations.

Short-Term Ratings:

         F1 - Highest credit quality. The rating F1 indicates the strongest capacity for timely payment of financial commitments; may have an added (+) to denote any exceptionally strong credit feature.

         F2 - Good credit quality. The rating F2 indicates a satisfactory capacity for timely payment of financial commitment, but the margin of safety is not as great as in the case of the higher ratings.

         F3 - Fair credit quality. The rating F3 indicates the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

         B - Speculative. The rating B indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

         C - High default risk. Default is a real possibility. Capacity for meeting financial commitment is solely reliant upon a sustained, favorable business and economic environment.

         D - Default. Denotes actual or imminent payment default.


(=) or (-) suffixes may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to long-term ratings "AAA" category or to the categories below "CCC", nor to short-term ratings other than "F1". The suffix "NR" indicates that Fitch does not publicly rate the issuer or issue in question.

                       APPENDIX B - PROXY VOTING POLICIES



The following proxy voting policies are provided:

(1) the Trust's proxy voting policies to be determined and (2) the Advisor's proxy voting policies to be determined.

                                     PART C

                                    FORM N-1A

                                OTHER INFORMATION


ITEM 23. Exhibits

     (a)  Declaration of Trust ("Trust Instrument").

     (b)  By-Laws.

     (c) Articles III, V, and VI of the Trust Instrument, Exhibit 23(a) hereto, defines the rights of holders of the securities being registered. (Certificates for shares are not issued.)

     (d)(1) Investment Advisory Agreement between Merit Advisors Investment Trust ("Registrant") and Merit Advisors, Inc. ("Advisor"), as advisor for the Merit High Yield Fund.*

     (d)(2) Investment Sub-Advisory Agreement between Avondale Investments, LLC ("Sub-Advisor") and the Advisor with respect to the Merit High Yield Fund.*

     (e) Distribution Agreement between the Registrant and Capital Investment Group, Inc. ("Distributor"), as distributor for the Merit High Yield Fund.*

     (f) Not Applicable.

     (g)(1) Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).*

     (g)(2) First Addendum to Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).*

     (g)(3) Second Addendum to Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).*

     (g)(4) Third Addendum to Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).*

     (g)(5) Fourth Addendum to Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).*

     (g)(6) Fifth Addendum to Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).*

     (g)(7) Sixth Addendum to Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).*

     (g)(8) Individual Custodian Agreement between the Registrant and Wachovia Bank, N.A. (successor by merger to First Union National Bank), as custodian for the Merit High Yield Fund.*

     (h)(1) Fund Accounting and Compliance Administration Agreement between the Registrant and The Nottingham Management Company, Inc., as administrator for the Registrant.*

     (h)(2) Dividend Disbursing and Transfer Agent Agreement between the Registrant and North Carolina Shareholder Services, LLC, as transfer agent for the Registrant.*

     (h)(3) Expense Limitation Agreement between the Registrant and the Advisor with respect to the Merit High Yield Fund.*

     (i) Opinion and Consent of Parker Poe Adams and Bernstein LLP regarding the legality of securities registered with respect to the Registrant.*

     (j) Consent of Deloitte & Touche, LLP independent auditor with respect to the Merit High Yield Fund.*

     (k) Balance Sheet of the Merit High Yield Fund dated ___________.*

     (l) Initial Subscription Agreement.*

     (m) Distribution Plans under Rule 12b-1 for the Registrant with respect to the Merit High Yield Fund.*

     (n) Rule 18f-3 Multi-Class Plan.

     (o) Reserved.

     (p)(1) Code of Ethics for the Registrant.*

     (p)(2) Code of Ethics for the Advisor.*

     (p)(3) Code of Ethics for the Sub-Advisor*

     (q) Copy of Powers of Attorney.*

     * To be filed by amendment.


ITEM 24. Persons Controlled by or Under Common Control with the Registrant

     No person is controlled by or under common control with the Registrant.


ITEM 25. Indemnification

     Under Delaware law, Section 3817 of the Treatment of Delaware Statutory Trusts empowers Delaware business trusts to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever, subject to such standards and restrictions as may be set forth in the governing instrument of the business trust. The Registrant's Trust Instrument contains the following provisions:

     Section 2. Indemnification and Limitation of Liability. The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Manager or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, as provided in Section 3 of this Article VII, the Trust out of its assets shall indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee's performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

     Section 3. Indemnification.

          (a) Subject to the exceptions and limitations  contained in Subsection
     (b) below:

                    (i) every person who is, or has been, a Trustee or an officer, employee or agent of the Trust (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) ("Covered Person") shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof; and

                    (ii) as used herein, the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, attorneys, fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

          (b) No  indemnification  shall  be  provided  hereunder  to a  Covered
     Person:

                    (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

                    (ii) in the event the matter is not adjudicated by a court or other appropriate body, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office: by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

          (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

          (d) To the maximum extent permitted by applicable law, expenses incurred in defending any proceeding may be advanced by the Trust before the disposition of the proceeding upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section; provided, however, that either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.

          (e) Any repeal or modification of this Article VII by the Shareholders, or adoption or modification of any other provision of the Declaration or By-laws inconsistent with this Article, shall be prospective only, to the extent that such repeal, or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

     In addition, the Registrant has entered into an Investment Advisory Agreement with its Advisor and a Distribution Agreement with its Distributor. These agreements provide indemnification for those entities and their affiliates. The Advisor's and Distributor's personnel may serve as trustees and officers of the Trust.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended ("Act"), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust Instrument or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.


ITEM 26. Business and other Connections of the Investment Advisor

     The description of the Advisor and Sub-Advisor is found under the caption of "Management of the Fund - Investment Advisor and Investment Sub-Advisor" in the Prospectus and under the caption "Management and Other Service Providers - Investment Advisor and Investment Sub-Advisor" in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration
Statement, which are incorporated by reference herein. The Advisor and Sub-Advisor provide investment advisory services to other persons or entities other than the registrant.



ITEM 27. Principal Underwriter

     (a) Capital Investment Group, Inc. is underwriter and distributor for The Chesapeake Aggressive Growth Fund, The Chesapeake Growth Fund, The Chesapeake Core Growth Fund, Capital Value Fund, The Brown Capital Management Equity Fund, The Brown Capital Management Balanced Fund, The Brown Capital Management Small Company Fund, The Brown Capital Management International Equity Fund, The Brown Capital Management Mid-Cap Fund, EARNEST Partners Fixed Income Trust, WST Growth Fund, Wisdom Fund, The Hillman Aggressive Equity Fund, The Hillman Total Return Fund, Turnaround Fund, CM Advisers Fund, PMFM ETF Portfolio Trust, PMFM Moderate Portfolio Trust and MurphyMorris ETF Fund.

     (b) Set forth below is information concerning each Director and Officer of the Distributor. The principal business address of the Distributor and each such person is 17 Glenwood Avenue Raleigh, N.C. 27622, (919) 831-2370.

     (1)                            (2)                           (3)
                            Position and Offices          Positions and Offices
    Name                      With Underwriter               with Registrant
    ----                      ----------------               ---------------

Richard K. Bryant                 President                       None

E.O. Edgerton, Jr.              Vice President                    None

Delia Z. Ferrell                  Secretary                       None

Con T. McDonald            Assistant Vice-President               None

W. Harold Eddins, Jr.      Assistant Vice-President               None

Annelise Brittian          Assistant Vice-President               None

     (c) Not applicable.


ITEM 28. Location of Accounts and Records

     Registrant maintains the records required to be maintained by it under Rules 31a-1(a), 31a-1(b) and 31a-2(a) under the Investment Company Act of 1940 at its principal executive offices at 11032 Quail Creek Road, Suite 105, Oklahoma City, Oklahoma, except for those records that may be maintained pursuant to Rule 31a-3 at the offices of Registrant's Custodian (Wachovia Bank, N.A., 123 South Broad Street, Philadelphia, Pennsylvania 19109), Transfer Agent (NC Shareholder Services, LLC, 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365), or Administrator (The Nottingham
Company, 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069).


ITEM 29. Management Services

     None.


ITEM 30. Undertakings

     None.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended ("Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, and State of North Carolina on this 23rd day of January, 2004.

                                            MERIT ADVISORS INVESTMENT TRUST



                                            By:  /s/ Julian G. Winters
                                                 __________________________
                                                 Julian G. Winters, Trustee



     Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.


                             /s/ Julian G. Winters             January 23, 2004
                             __________________________        ________________
                             Julian G. Winters, Trustee        Date